As filed with the Securities and Exchange Commission on April 29, 2010

Securities Act registration no.  33-54822

Investment Company Act file no.  811-7360

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-effective amendment no. 32	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment no. 33	☒

Monetta Trust

(Registrant)

1776-A South Naperville Road, Suite 100

Wheaton, Illinois 60189-5831

Telephone number: (630) 462-9800

Robert S. Bacarella	Arthur Don
Monetta Trust	Greenberg Traurig, LLP
1776-A South Naperville Road Suite 100	77 W. Wacker Drive Suite 3100
Wheaton, Illinois 60189-5831	Chicago, IL 60601

(Agents for Service)

Amending Parts A, B and C and filing Exhibits.

It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to rule 485(b)

__X__ on May 1, 2010 pursuant to rule 485(b)

_____ 60 days after filing pursuant to rule 485(a)(1)

_____ on ____________ pursuant to rule 485(a)(1)

_____ 75 days after filing pursuant to rule 485(a)(2)

_____ on __________ pursuant to rule 485(a)(2)

If appropriate, check the following box:

_____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monetta Fund (Ticker Symbol: MONTX) Monetta Trust: Young Investor Fund (Ticker Symbol: MYIFX) Mid-Cap Equity Fund (Ticker Symbol: MMCEX) Orion/Monetta Intermediate Bond Fund (Ticker Symbol: MIBFX)
Prospectus May 1, 2010

The Securities and Exchange Commission has not approved or disapproved of these securities, or determined if this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

1-800-MONETTA www.monetta.com

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TABLE OF CONTENTS

Fund Summaries

Monetta Fund

3

Young Investor Fund

7

Mid-Cap Equity Fund

11

Orion/Monetta Intermediate Bond Fund

15

Investment Objective, Strategies, Risks and Portfolio Holdings

18

Investment Objectives and Strategies

18

Additional Information Concerning Principal Investment Strategies

20

Investment Risks

21

Portfolio Holdings Information

23

Management of the Funds

23

Investment Adviser and Sub-Adviser

23

Portfolio Managers

24

Shareholder Information

25

Valuation of Fund Shares

25

Purchase of Fund Shares

25

Automatic Investment Plan

27

Systematic Exchange Plan

28

Redemption of Fund Shares

28

Systematic Withdrawal Program

29

Account and Transactions Policies

30

Signature Guarantees

31

Rule 12b-1 Fees

31

Distributions and Taxes

32

Tax Sheltered Retirement Plans

33

Financial Highlights

34

             Privacy Notice

38

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2

Monetta Fund

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Investment Objective

The Monetta Fund seeks long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Monetta Fund.

Maximum sales charge (load) imposed on purchases (as a percent of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None
Exchange fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.93%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.91%

Example

This Example is intended to help you compare the cost of investing in the Monetta Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Monetta Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Monetta Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Monetta Fund	1 Year	3 Years	5 Years	10 Years
	$191	$591	$1,016	$2,201

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Portfolio Turnover

The Monetta Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Monetta Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Monetta Fund’s performance.  During the most recent fiscal year, the Monetta Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

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Principal Investment Strategies

The Monetta Fund invests (at the time of investment) at least 65% of its net assets, under normal market conditions, in common stocks of companies of all market capitalization ranges.  The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to the S&P 500 Index, the Fund’s benchmark.  At the time of investment, the Fund may invest up to 5% of its net assets in Exchange Traded Funds (ETF’s).  The Fund may also invest up to 10% of its net assets (at the time of investment) in foreign stocks primarily through American Depository Receipts (ADR’s).

The Adviser employs a bottom-up, multi-faceted investment approach, which combines fundamental, technical and macro economic factors in its stock selection process.  A stock’s relative volatility, versus that of its industry sector and the overall market, aids the Adviser in determining individual stocks’ buy and sell points.

The Adviser seeks to invest in quality companies that have demonstrated a proven track record of earnings growth.  The Adviser also emphasizes price direction, volume and relative strength which it believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership.  Depending on market conditions and the foregoing considerations, the Adviser may at times be very active in turning over the Fund’s portfolio.

Principal Risks

Although every effort is made to achieve the Monetta Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained.  You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline.  The principal risks include:

•	The Adviser’s investment strategy does not achieve the Monetta Fund’s objective;
•	The stock market declines or stocks in the Monetta Fund’s portfolio may not increase at the rate anticipated;
•	Growth-oriented funds may under-perform when growth stocks are out of favor;
•	The Fund may invest in smaller companies and small-cap and mid-cap stocks may be more volatile and risky than large-cap stocks and its benchmark;
•	The Fund may experience periods of high portfolio turnover;
•	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments.

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Performance

The following bar chart and table show the risks of investing in the Monetta Fund.  The bar chart below shows the changes in the Monetta Fund’s performance from year to year.  Also shown is the Monetta Fund highest and lowest quarterly returns.  The table below shows the Monetta Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad-based securities index.  The Monetta Fund’s past performance, before and after taxes, is not necessarily an indication of how the Monetta Fund will perform in the future.  Updated performance is available on the Funds’ website www.monetta.com or call 1-800-MONETTA.

4

Calendar Year Total Return

Best Quarter:  2Q 2009   30.39%    Worst Quarter:  4Q 2008   -25.45%

Average Annual Total Returns as of December 31, 2009

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	1 Year	5 Years	10 Years	Since Inception (5/6/1986)
Return Before Taxes	48.73%	4.34%	-0.86%	7.09%
Return After Taxes on Distributions	48.73%	4.34%	-2.24%	--
Return After Taxes on Distributions and Sale of Fund Shares	31.67%	3.74%	-1.52%	--
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.47%	0.42%	-0.95%	--

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  Holders of tax-deferred accounts may be subject to taxes at a later date.

Investment Adviser

Monetta Financial Services, Inc. is the investment adviser to the Monetta Fund.

Portfolio Manager

Robert S. Bacarella, Founder and President of the Adviser and has been the Portfolio Manager of the Monetta Fund since its inception in 1986.

Robert J. Bacarella, Co-Portfolio Manager since 2009.

5

Purchase and Sale of Fund Shares

Investors may purchase or redeem Monetta Fund shares on any business day by mail (Monetta Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207), by wire transfer or by telephone at 1-800-241-9772.  The minimum initial and subsequent investment amounts are as follows:

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular	$1,000	No minimum
Retirement	$1,000	No minimum
Coverdell Education Savings Account	$1,000	No minimum
Automatic Investment Plan (AIP)	$100	$25 per month

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Tax Information

The Monetta Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as IRAs, may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Monetta Young Investor Fund

Investment Objective

The Monetta Young Investor Fund (“Young Investor Fund”) seeks long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Young Investor Fund.

Maximum sales charge (load) imposed on purchases (as a percent of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None
Exchange fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	7.82%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	8.71%(1)
Fee Waiver and/or Expense Reimbursement	-7.64%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	1.07%

(1) The Adviser has contractually agreed (through December 31, 2012) to waive fees and/or pay the Young Investor Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.00% of average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated prior to December 31, 2012.  This agreement can be terminated as of January 1, 2013 (or as of January 1, of any subsequent year) by the Adviser or the Board of Trustees only if written notice of such termination is given on or before January 1, 2013 (or January 1, of any subsequent year).

Example

This Example is intended to help you compare the cost of investing in the Young Investor Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Young Investor Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Young Investor Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Young Investor Fund	1 Year	3 Years	5 Years	10 Years
	$100	$312	$542	$1,201

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Portfolio Turnover

The Young Investor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Young Investor Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Young Investor Fund’s performance.  During the most recent fiscal year, the Young Investor Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

7

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Principal Investment Strategies

The Young Investor Fund employs a “core-plus” investment approach.  The Fund invests approximately 50% of its assets in Exchange Traded Funds (“ETF’s”) and other funds that seek to track the S&P 500 Index (the “Index”).  The balance of the Fund is directly invested in common stocks of companies of all market capitalization ranges and are diversified among industries and market sectors.  However, the Adviser will primarily seek to invest in common stocks of issuers that the Adviser considers to be high quality, well known companies that produce products or provide services that are recognized by children and teenagers.  In selecting individual stock investments, emphasis is placed on those companies that the Adviser believes to have above average long-term growth potential, a history of growth, an established and experienced management team and a strong balance sheet.  The Adviser also considers price direction, volume and relative strength of the issuers of such investments, which the Adviser believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership.  Depending on market conditions and such considerations, the Adviser may at times be very active in turning over the non-ETF portion of the Young Investor Fund’s portfolio.  The Fund may invest up to 10% of its assets in foreign stocks primarily through American Depository Receipts (ADR’s).

A bottom-up approach is used in selecting these investments by evaluating each company on the basis of its financial statements and operations.  Factors such as a company’s industry leadership, competitive advantages, earnings growth, profit margins, sales trends and dividends, as well as technical factors, are scrutinized as part of the Adviser’s analysis.

The combination of investing in a core index component and individual growth companies seeks to first diversify the portfolio through the use of ETF investments while providing the Adviser with the opportunity to seek excess returns relative to the index in specific company investments.

Principal Risks

Although every effort is made to achieve the Young Investor Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained.  You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline.  The principal risks include:

•	The Adviser’s investment strategy does not achieve the Young Investor Fund’s objective;
•	The value of the Fund’s portfolio could decrease if the value of the stocks, ETF’s and other funds go down in value;
•	Growth-oriented funds may under-perform when growth stocks are out of favor;
•	While the Index reflects performance of large capitalization stocks, the Fund may invest in smaller companies, and small-cap and mid-cap stocks may be more volatile and risky than large-cap stocks;
•	The Fund may experience periods of high portfolio turnover;
•	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments;
•	The stock market declines or stocks in the Fund’s portfolio may not increase at the rate anticipated.

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Performance

The following bar chart below and table on the following page show the risks of investing in the Young Investor Fund.  The bar chart below shows the changes in the Young Investor Fund’s performance from year to year.  Also shown is the Young Investor Fund highest and lowest quarterly returns.  The table below shows the Young Investor Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad-based securities index.  The Young Investor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Young Investor Fund will perform in the future.  Updated performance is available on the Funds’ website www.monetta.com or call 1-800-MONETTA.

8

Calendar Year Total Return

Best Quarter:  2Q 2009   22.97%    Worst Quarter:  4Q 2008   -12.77%

Average Annual Total Returns as of December 31, 2009

	1 Year	3 Years	Since Inception (12/12/2006)
Return Before Taxes	49.80%	4.87%	4.67%
Return After Taxes on Distributions	47.91%	4.25%	4.03%
Return After Taxes on Distributions and Sale of Fund Shares	32.34%	3.79%	3.61%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.47%	-5.62%	-5.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  Holders of tax-deferred accounts may be subject to taxes at a later date.

Investment Adviser

Monetta Financial Services, Inc. is the investment adviser to the Young Investor Fund.

Portfolio Manager

Robert S. Bacarella, Founder and President of the Adviser and has been the Portfolio Manager of the Young Investor Fund since its inception in 2006.

Robert J. Bacarella, Co-Portfolio Manager since 2009.

9

Purchase and Sale of Fund Shares

Investors may purchase or redeem Young Investor Fund shares on any business day by mail (Monetta Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207), by wire transfer or by telephone at 1-800-241-9772.  The minimum initial and subsequent investment amounts are as follows:

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular	$1,000	No minimum
Retirement	$1,000	No minimum
Coverdell Education Savings Account	$1,000	No minimum
Automatic Investment Plan (AIP)	$100	$25 per month

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Tax Information

The Young Investor Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as IRAs, may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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10

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Monetta Mid-Cap Equity Fund

Investment Objective

The Monetta Mid-Cap Equity Fund (“Mid-Cap Fund”) seeks long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.

Maximum sales charge (load) imposed on purchases (as a percent of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None
Exchange fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	2.89%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	3.94%

Example

This Example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Mid-Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Mid-Cap Fund	1 Year	3 Years	5 Years	10 Years
	$391	$1,187	$2,000	$4,113

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Portfolio Turnover

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Mid-Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance.  During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 200% of the average value of its portfolio.

11

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of companies with market capitalization between $1 billion and $10 billion.  Based on market conditions, the Fund may be over-weighted in stocks of companies operating in volatile industry sectors.  At the time of investment, the Fund may invest up to 5% of its net assets in Exchange Traded Funds (ETF’s). The Fund may also invest up to 10% of its net assets (at the time of investment) in foreign stocks primarily through American Depository Receipts (ADRs).

The Adviser employs a bottom-up, multi-faceted investment approach, which combines fundamental, technical and macro economic factors in its stock selection process. A stock’s relative volatility, versus that of its industry sector and the overall market, aids the Adviser in determining individual stocks’ buy and sell points.

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The Adviser seeks to invest in quality mid-sized companies that have demonstrated a proven track record of earnings growth. The Adviser also emphasizes price direction, volume and relative strength, which it believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership.  Depending on market conditions and the foregoing considerations, the Adviser may at times be very active in turning over the Mid-Cap Fund’s portfolio.

Principal Risks

Although every effort is made to achieve the Mid-Cap Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained.  You could lose all or a portion of your investment in the fund as a result of a steep, sudden and/or prolonged market decline.  The principal risks include:

•	The Adviser’s investment strategy does not achieve the Mid-Cap Fund’s objective;
•	The stock market declines or stocks in the Mid-Cap Fund’s portfolio may not increase at the rate anticipated;
•	Growth-oriented funds may under-perform when growth stocks are out of favor;
•	Fund invests primarily in mid-size companies and mid-cap stocks may be more volatile than large-cap stocks;
•	The Fund may experience periods of high portfolio turnover;
•	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments.

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Performance

The following bar chart and table show the risks of investing in the Mid-Cap Fund.  The bar chart below shows the changes in the Mid-Cap Fund’s performance from year to year.  Also shown is the Mid-Cap Fund highest and lowest quarterly returns.  The table below shows the Mid-Cap Fund’s average annual total returns for certain time periods compared to the returns of the S&P 400 Index, a broad-based securities index.  The Mid-Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Mid-Cap Fund will perform in the future.  Updated performance is available on the Funds’ website www.monetta.com or call 1-800-MONETTA.

12

Calendar Year Total Return

Best Quarter:  2Q 2009   33.48%    Worst Quarter:  1Q 2001   -41.02%

Average Annual Total Returns as of December 31, 2009

	1 Year	5 Years	10 Years	Since Inception (3/1/1993)
Return Before Taxes	51.81%	1.13%	-5.61%	5.23%
Return After Taxes on Distributions	51.81%	1.13%	-6.79%	--
Return After Taxes on Distributions and Sale of Fund Shares	33.68%	0.96%	-5.00%	--
S&P 400 Index (reflects no deductions for fees, expenses or taxes)	37.38%	-1.83%	6.36%	--

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  Holders of tax-deferred accounts may be subject to taxes at a later date.

Investment Adviser

Monetta Financial Services, Inc. is the investment adviser to the Mid-Cap Fund.

Portfolio Manager

Robert S. Bacarella, Founder and President of the Adviser and has been the Portfolio Manager or Co-Manager of the Mid-Cap Fund since its inception in 1993.

Robert J. Bacarella, Co-Portfolio Manager since 2009.

13

Purchase and Sale of Fund Shares

Investors may purchase or redeem Mid-Cap Fund shares on any business day by mail (Monetta Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207), by wire transfer or by telephone at 1-800-241-9772.  The minimum initial and subsequent investment amounts are as follows:

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular	$1,000	No minimum
Retirement	$1,000	No minimum
Coverdell Education Savings Account	$1,000	No minimum
Automatic Investment Plan (AIP)	$100	$25 per month

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Tax Information

The Mid-Cap Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as IRAs, may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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14

Orion/Monetta Intermediate Bond Fund

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Investment Objective

The Orion/Monetta Intermediate Bond Fund (“Bond Fund”) seeks high current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.

Maximum sales charge (load) imposed on purchases (as a percent of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None
Exchange fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.53%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	2.16%

Example

This Example is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Bond Fund	1 Year	3 Years	5 Years	10 Years
	$216	$667	$1,144	$2,462

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Portfolio Turnover

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Bond Fund’s performance.  During the most recent fiscal year, the Bond Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

15

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Principal Investment Strategies

Under normal market conditions, the Fund invests  (at the time of investment) at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds which include corporate bonds and notes, government securities, taxable municipal obligations, securities backed by mortgages or other assets and Treasury Inflation-Protected Securities (“TIPS”).  The Fund expects that the dollar-weighted average maturity of its portfolio will be between 3 and 10 years.  At least 70% of total assets (at time of investment) must be invested in U.S. government securities or securities rated in the three highest investment grade categories by Moody’s (e.g., bonds rated “Aaa”, “Aa” or “A” by Moody’s) or S&P (e.g., bonds rated “AAA”, “AA” or “A” by S&P), or their equivalent.

The Fund may invest up to 25% of its assets (at time of investment) in straight-debt securities of foreign issuers payable in U.S. dollars.  It may also invest up to 5% in Exchange Traded Funds (“ETF’s”) that track or replicate a desired index.

Principal Risks

Although every effort is made to achieve the Bond Fund’s objective of high current income with preservation of capital, the Adviser/Sub-Adviser cannot guarantee that the objective will be attained.  You could lose all or a portion of your investment in the fund if the securities purchased by the Fund default.  The principal risks include:

•	The Adviser’s investment strategy does not achieve the Bond Fund’s objective;
•	The declining value of the securities if interest rates rise;
•	There is credit risk associated with the securities that the fund invests in if an issuer is unable to make principal and interest payments when due;
•	The prepayment of the security by the issuer as a result of falling interest rates;
•	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments.

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Performance

The following bar chart and table show the risks of investing in the Bond Fund.  The bar chart below shows the changes in the Bond Fund’s performance from year to year.  Also shown is the Bond Fund highest and lowest quarterly returns.  The table below shows the Bond Fund’s average annual total returns for certain time periods compared to the returns of the Barclays Capital Intermediate Gov’t/Credit Bond Index.  The Bond Fund’s past performance, before and after taxes, is not necessarily an indication of how the Bond Fund will perform in the future.  Updated performance is available on the Funds’ website www.monetta.com or call 1-800-MONETTA.

Calendar Year Total Return

Best Quarter:  2Q 2009   6.56%    Worst Quarter:  3Q 2008   -5.22%

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Average Annual Total Returns as of December 31, 2009

	1 Year	5 Years	10 Years	Since Inception (3/1/1993)
Return Before Taxes	13.78%	4.36%	4.96%	5.71%
Return After Taxes on Distributions	12.17%	2.98%	3.24%	--
Return After Taxes on Distributions and Sale of Fund Shares	9.13%	2.93%	3.22%	--
Barclays Capital Intermediate Gov’t/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	5.24%	4.66%	5.93%	--

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  Holders of tax-deferred accounts may be subject to taxes at a later date.

Investment Adviser/Sub-Adviser

Monetta Financial Services, Inc. is the investment adviser to the Bond Fund.

Orion Capital Management, Inc. is the sub-adviser to the Bond Fund.

Portfolio Manager

George M. Palmer, Jr., Lead Portfolio Manager of the Bond Fund since 2009.

Stephen D. Cummings, Jr., Co-Portfolio Manager of the Bond Fund since 2009.

Purchase and Sale of Fund Shares

Investors may purchase or redeem Bond Fund shares on any business day by mail (Monetta Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207), by wire transfer or by telephone at 1-800-241-9772.  The minimum initial and subsequent investment amounts are as follows:

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular	$1,000	No minimum
Retirement	$1,000	No minimum
Coverdell Education Savings Account	$1,000	No minimum
Automatic Investment Plan (AIP)	$100	$25 per month

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Tax Information

The Bond Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as IRAs, may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective, Strategies, Risks and Portfolio Holdings

Each fund's investment approach emphasizes a competitive return in rising markets and preservation of capital in declining markets in an attempt to generate long-term capital growth over a complete business cycle (approximately 3 to 5 years) when compared to the broader stock market indices.  The Adviser's emphasis is on common stocks with improving earnings per share growth, a history of growth and sound management, and a strong balance sheet.

In their investments in equity securities, the Monetta Fund, Young Investor Fund and Mid-Cap Fund, each pursue a selling discipline to preserve capital gains and limit losses.  A security will not be sold purely on price appreciation or decline.  A security will normally be sold if it becomes less attractive compared to a new stock idea, or company fundamentals deteriorate with little perceived prospect for improvement within a reasonable time frame.  The actual timing of the sale of a security may be affected by liquidity constraints or other factors affecting the market for that security.  This selling discipline may result in higher than average portfolio turnover, which may be exacerbated by extraordinary market conditions.

The securities in which each fund invests will be listed on a national securities exchange or traded on an over-the-counter market.

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Investment Objectives and Strategies

Monetta Fund

The Monetta Fund seeks long-term capital growth, which is a fundamental investment objective.  It pursues this objective by investing in those industry sectors and companies that the Adviser believes offer above average long-term growth potential.

The Fund’s investment approach is based on the belief that the markets are more efficient today than at any time in the past, both in terms of real-time information and internet access.  The Adviser believes that “changing investor expectations” is what drives stock prices with price direction and volume tending to be leading indicators.  We also focus on improving company fundamentals in terms of exceeding analyst forecast and improved company guidance.  We control risk through diversification and constantly monitoring price levels with the objective of realizing gains or minimizing losses.

The Young Investor Fund

The Young Investor Fund seeks long-term capital growth, which is a fundamental investment objective.  It pursues this objective by investing approximately 50% of its net assets in ETFs and other funds that seek to track the S&P 500 Index, while investing the balance of its assets in common stocks of companies that produce products or provide services that are recognized by children and teenagers.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.  The Fund is neither sponsored by nor affiliated with Standard and Poor’s.  The Fund seeks to remain invested in the Index even when the Index is declining. Under normal market conditions, the Fund seeks to exceed the total return of the Index by investing the remaining assets in individual stocks that the portfolio manager believes to have above average growth potential.

In its investments in equity securities, the Young Investor Fund pursues primarily a “buy and hold” approach.  A security will not be sold purely on price appreciation or decline.  A security will normally be sold if it becomes less attractive compared to a new stock idea, or company fundamentals deteriorate with little perceived prospect for improvement within a reasonable time frame.  The actual timing of the sale of a security may be affected by liquidity constraints or other factors affecting the market for that security.

The Young Investor Fund also has an educational objective.  It seeks to teach children and teenagers about investing, basic economic principles and personal finance through a variety of educational materials.  The materials are paid for by the Adviser and distributed to young shareholders on a regular basis, hence the name “Young Investor Fund”.

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Mid-Cap Fund

The Mid-Cap Fund seeks long-term capital growth, which is a fundamental investment objective.  It pursues this objective by investing in mid-sized growth companies that the Adviser believes offer above average long-term growth potential.

The Fund typically invests in medium-sized companies within the range of companies included in the S&P Mid-Cap 400 Index.  The capitalization range for the S&P Mid-Cap 400 Index is between $200 million and $9 billion.  The Fund’s investment approach is based on the belief that the markets are more efficient today than at any time in the past, both in terms of real-time information and internet access.  The Adviser believes that “changing investor expectations” is what drives stock prices with price direction and volume tending to be leading indicators.  We also focus on improving company fundamentals in terms of exceeding analyst forecast and improved company guidance.  We control risk through diversification and constantly monitoring price levels with the objective of realizing gains or minimizing losses.

Bond Fund

The Bond Fund seeks high current income consistent with preservation of capital, which is a fundamental investment objective.

The Fund invests across broad sectors of the U.S. investment-grade bond market focused primarily in the intermediate term maturity sector.  The Adviser attempts to manage risk and return through opportunistic sector allocations based on extensive yield spread analysis relating to sector, issue, quality and maturity.  In identifying investment opportunities the Adviser uses a combination of top-down and bottom-up analysis.  Macro economic factors are used to determine broad market trends while fundamental and spread analysis is used in the selection of individual securities.

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Under normal market conditions, the Bond Fund invests at least 70% of the value of its total assets (taken at market value at the time of investment) in the following:

(1)

Marketable straight-debt securities of domestic issuers and, of foreign issuers payable in U.S. dollars, rated at the time of purchase within the three highest grades assigned by Moody's or by S&P.  Securities by foreign issuers are limited to 25% of the fund's net assets at the time of investment.  A foreign issuer is a company organized under the laws of a foreign country that has its principal trading market for its security in a foreign country;

(2)  Taxable municipal securities of states, territories and possessions of the United States;

(3)

Securities issued or guaranteed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities;

(4)

Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated A or better by Moody's or by S&P;

(5)

Variable rate demand notes, if unrated, determined by the Adviser to be of credit quality comparable to the commercial paper in which the fund may invest; or

(6)

Bank obligations, including repurchase agreements*, of banks having total assets in excess of $500 million.

*A repurchase agreement is a sale of securities to a fund in which the seller (a bank or broker-dealer believed by the Adviser to be financially sound) agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time.

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The Funds' investment restrictions are detailed in the Statement of Additional Information (SAI).  Each Fund’s fundamental investment objective, but not the strategy employed in pursuing it, is a fundamental policy that may not be changed without the approval of a majority of the outstanding voting securities of that Fund, which means the approval of the lesser of (i) 67% or more of the voting securities of such Fund present at a meeting, if more than 50% of the Fund’s voting securities are present in person or by proxy at such meeting, or (ii) more than 50% of the outstanding voting securities of that Fund.

Additional Information Concerning Principal Investment Strategies

All investments, including those in mutual funds, have risks.  No investment is suitable for all investors.  The risks inherent in each fund depend primarily upon the types of securities in the fund's portfolio, as well as on market conditions.  There is no guarantee that a fund will achieve its objective or that the managers' investment strategies will be successful.  There is a risk that you could lose all or a portion of your investment in a fund as a result of a steep, sudden and/or prolonged market decline.  If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) would also decrease, which means, if you sold your shares, you would receive less money.

The Monetta Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks.  Prior to December 31, 2002, the Fund operated under a small-cap investment focus (and the performance of the Fund under that focus is incorporated into the Fund’s “10 Year” and “Since Inception” figures in the Average Annual Total Returns chart); however, since that date, the Fund has operated simply with a common stock focus.  Common stocks tend to be more volatile than other investment choices.

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The Young Investor Fund is designed for long-term investors, including young investors, who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks.  The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to its benchmarks.  Common stocks tend to be more volatile than other investment choices.  Smaller companies typically have more limited product lines, markets and financial resources than larger companies and their securities may trade less frequently, and in more limited volume, than those of larger, more mature companies.  An emphasis on the purchase of individual stocks of companies that produce products or provide services that are recognized by most investors including children or teenagers may also be a risk if these sectors underperform, which can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

The Mid-Cap Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks.  The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to its benchmarks.  Common stocks tend to be more volatile than other investment choices.

The Bond Fund is appropriate for investors who seek high income with less net asset value fluctuation (from interest rate changes) than that of a longer-term fund.  However, the Fund has more net asset value fluctuation than with a shorter-term fund.  The fund is appropriate for investors who can accept the credit and other risks associated with securities (up to 30%) that are rated below investment grade or unrated.

A longer-term bond fund will usually provide a higher yield than an intermediate term fund like the Bond Fund; conversely, an intermediate-term fund usually has less net asset value fluctuation, although there can be no guarantee that this will be the case.  Since the Fund invests in a variety of fixed-income securities, a fundamental risk is that the value of these securities will fall if interest rates rise, which will cause the Fund's net asset value (NAV) to also decline.  This is often referred to as "maturity risk."

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Investment Risks

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	Monetta Fund	Young Investor Fund	Mid-Cap Fund	Bond Fund
Equity Securities Risk	X	X	X
Debt Securities Risk				X
“Investment Grade” Debt Securities Risk				X
Short-Term Investment Risk	X	X	X	X
When-Issued and Delayed-Delivery Securities Risk				X
Repurchase Agreements Risk				X
Options and Futures Risk				X
Index Risk		X
Sector Risk		X
High Portfolio Turnover Risk	X	X	X

Equity Securities Risk in the Monetta Fund, Young Investor Fund and Mid-Cap Fund.  Common stocks represent an equity interest in a corporation.   Although common stocks have a history of long-term growth in value, their prices may fluctuate rapidly and unpredictably in shorter time periods for a variety of reasons, including as a result of political or economic events having little or nothing to do with the performance of the issuers, and there is no guarantee of continued long-term growth.  The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class.  Stocks of small to mid-size companies tend to be more volatile and less liquid than stocks of large companies.  Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares.  Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks.  Equity securities of technology growth companies are extremely volatile primarily due to market saturation, price competition and rapid product obsolescence.

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Debt Securities Risk in the Bond Fund.  Bonds and other debt instruments are methods for an issuer to borrow money from investors.  Debt securities have varying levels of sensitivity to interest rate changes and varying degrees of quality.  A decline in prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.  As a result, interest rate fluctuations will affect a fund's net asset value, but not the income received by a fund from its portfolio securities (because yields on debt securities available for purchase by a fund vary over time, no specific yield on shares of a fund can be assured).  Also, if the bonds in a fund's portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates, these securities are likely to be redeemed and the fund will probably be unable to replace them with securities having a comparable yield.  There can be no assurance that payments of interest and principal on portfolio securities will be made when due.  Bonds and bond funds are also exposed to credit risk, which is the possibility that the issuer will default on its obligation to pay interest and/or principal.

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"Investment Grade" Debt Securities Risk are those rated within the four highest ratings categories of Moody's or S&P or, if unrated, determined by the Adviser to be of comparable credit quality.  Bonds rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuers to make principal and interest payments than is the case with higher grade bonds.  Lower-rated debt securities (commonly called "junk bonds"), on balance, are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy; they are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt securities.  Convertible debt securities are frequently unrated or, if rated, are below investment grade.  For more information, see the discussion of debt securities in the Funds' Statement of Additional Information.

Short-Term Investment Risk in all the Funds.  The Funds may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted.  When a fund is so invested, it may not achieve its investment objective.  Such investments may be in U.S. Government securities, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and which are regulated by the U. S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and demand notes comparable in quality, in the Adviser's judgment, to commercial paper rated in the highest category.

When-Issued and Delayed-Delivery Securities Risk The Bond Fund may invest in securities purchased on a when-issued or delayed-delivery basis.  Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed.  A fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons.  When a fund commits to purchase securities on a when-issued or delayed-delivery basis, the fund segregates assets to secure its ability to perform and to avoid the creation of leverage.

Repurchase Agreements Risk The Bond Fund may enter into repurchase agreements.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, a fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Options and Futures Risk Consistent with its objectives, the Bond Fund may purchase and write both call options and put options on securities and on indices and enter into interest rate and index futures contracts and options on such futures contracts (such put and call options, futures contracts, and options on futures contracts are referred to as "derivative products") in order to provide additional revenue or to hedge against changes in security prices or interest rates.  The fund may write a call or put option only if the option is covered.  The fund will limit its use of futures contracts and options on futures contracts to hedging transactions to the extent required to do so by regulatory agencies.  There are several risks associated with the use of derivative products.  As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option.  Because of low margin deposits required, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.  Since there can be no assurance that a liquid market will exist when the fund seeks to close out a derivative product position, these risks may become magnified.  Because of these and other risks, successful use of derivative products depends on the Adviser's ability to correctly predict changes in the level and the direction of stock prices, interest rates and other market factors; but even a well-conceived transaction may be unsuccessful because of an imperfect correlation between the securities and derivative product markets.  When the Bond Fund enters into a futures contract, it segregates assets to secure its ability to perform and to avoid the creation of leverage.  For additional information, please refer to the Funds' Statement of Additional Information.

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High Portfolio Turnover Risk.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Index Risk The portion of the Young Investor Fund that invests in underlying funds that track the S&P 500 Index will be subject to certain risks which are unique to tracking that Index.  The S&P 500 Index is made up primarily of large-capitalization companies.  The underlying funds, which may be Exchange Traded Funds, open-end mutual funds, or closed-end funds, in which the Young Investor Fund invests track this Index, and are therefore subject to the same risks that the Index is subject to.  This includes investment style risk, which is the chance that returns from large-capitalization stocks tend to be less volatile than small- and mid-capitalization stocks, but more volatile than other investment choices.  Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general.  These periods have, in the past, lasted for as long as several years.

Sector Risk The consumer industries in which the Young Investor Fund intends to invest a portion of its assets that are not invested in other funds that track the S&P 500 Index can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

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Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of each Fund’s portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.monetta.com.

Management of the Funds

Investment Adviser

Monetta Financial Services, Inc. is the investment adviser to the Funds.  The Adviser's address is 1776-A S. Naperville Road, Suite 100, Wheaton, IL 60189 (Telephone: 630-462-9800).  It is a Delaware corporation, incorporated on January 13, 1984.  The Adviser has managed the Monetta Fund and Monetta Trust since inception, 1986 and 1993, respectively. The Adviser is controlled by Robert S. Bacarella, the President and Founder of the Funds.  As of December 31, 2009, the Adviser managed approximately $62.7million in assets.

Subject to the overall authority of the Board, the Adviser manages the business affairs and investments of the Funds under an investment advisory agreement dated December 3, 2001.  Each year the respective Boards consider whether to continue and renew the investment advisory agreements for the Funds.  A discussion regarding the basis of the Boards’ approval of each Fund’s investment advisory agreement with the Adviser and Sub-Adviser is available in its Annual Report to Shareholders for the most recent year ended December 31.

The Adviser receives a monthly fee from each Fund based on that Fund's average net assets, computed and accrued daily.  The annual management fee rate paid to the Adviser by the Young Investor Fund and the Bond Fund is 0.55% and 0.35%, respectively.  For the following Equity Funds, the management fee rate is:

	Monetta Fund	Mid-Cap Fund
First $300 million in Net Assets	0.95%	0.75%
Next $200 million in Net Assets	0.90%	0.70%
Net Assets over $500 million	0.85%	0.65%

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Sub-Adviser

Orion Capital Management, Inc.

Orion Capital Management, Inc., an Illinois corporation (“Orion”), located at 750 Green Bay Road, Winnetka, Illinois 60093, has been the Sub-Adviser to the Bond Fund since June 1, 2009.  From April 7, 2009 through May 31, 2009 Orion served as the Interim Sub-Adviser.  As approved by the Bond Fund’s shareholders on June 1, 2009, Orion receives a sub-advisory fee at the annual rate of 0.25% of the average daily net assets of the Fund.  This fee is paid entirely by the Adviser, and does not result in any additional costs to the Bond Fund.

Orion has provided professional investment portfolio management services, in equities and fixed income securities, to individuals and institutional clients since 1991.  As of December 31, 2009, the Sub-Adviser managed approximately $121.75 million in assets, which includes approximately $10.9 million of the Bond Fund.

Portfolio Managers

The Funds are managed through the use of co-managers.  Mr. Robert S. Bacarella is the lead manager of the Monetta Fund and Young Investor Fund while Mr. Robert J. Bacarella is the lead manager for the Mid-Cap Fund.  Mr. George M. Palmer, Jr. and Mr. Stephen D. Cummings, Jr. co-manage the Bond Fund with Mr. Palmer as the lead manager.

Mr. Robert S. Bacarella, Chairman and CEO of the Adviser and Manager or Co-Portfolio Manager of each Fund since its inception and is primarily responsible for the Funds’ investment decisions.  He has been co-manager or manager of the Monetta Fund since 1986, Young Investor Fund since 2006 and Mid-Cap Fund since 2003.  He founded the firm in 1984.

Mr. Robert J. Bacarella, Vice President of the Adviser and Co-Portfolio Manager of the Monetta Fund, Young Investor Fund and Mid-Cap Fund since 2009.  He joined the firm in 2008 as a security analyst.  From 2005 to 2008, he was audit manager at MidAmerica Bank and senior auditor at JPMorgan Chase from 2002 to 2005.

Mr. Palmer, Executive Vice-President of the Sub-Adviser since 2008 and Portfolio Manager of the Bond Fund since April, 2009.  Mr. Palmer’s background includes over 33 years of experience in advising and managing investments for individuals and institutions.  He began his career in 1976 as an institutional bond salesman with Kidder Peabody & Co. Prior to joining Orion, he was employed by Fifth Third Bank of Chicago as an Investment Executive.  From 2005 through 2007 he was V.P. Regional Wholesaler with AIM Systems, Inc. and from 2003 through 2004 he was employed by Compass Bank as National Sales Manager, Advanced Planning Group.

Mr. Cummings, Personal Investment Adviser, of the Sub-Adviser since 2007 and Co-Senior Portfolio Manager of the Bond Fund since April 7, 2009.  He joined the Sub-Adviser in 2007 as a Personal Investment Adviser.  Mr. Cummings began his investment career in 1991 on the Continental-American Trading Company’s trading desk at the International Petroleum Exchange in London.  From 1992 until 2007, he was member and market maker on the floor of The Chicago Board of Trade specializing in bond trading.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and their ownership in the respective Fund(s) they manage.

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Shareholder Information

Valuation of Fund Shares

Equity securities held in the Funds' portfolios are generally valued at their market prices.  Bonds are generally valued on the basis of quotations provided by pricing services or dealers.  If the price for a particular security is not available or the quote is determined not to represent fair value, the Adviser calculates a fair value for the security based on procedures established by the Boards.

The Fund’s share price is known as its net asset value (“NAV”).  The Fund’s NAV is determined by dividing the Net Assets of the Fund (Total Assets less Liabilities) by the number of shares outstanding.  The Fund’s Net Assets include expenses and fees of the Fund.  The expenses of the Fund, which include the management fee, operating expenses, administration and other fees, are accrued daily.  The Fund’s NAV is calculated as of the close of regular trading (currently 3:00 p.m. Central Time) on each day that the New York Stock Exchange is open for business.

Shareholder transaction orders received in good form (as described below under “Purchase of Fund Shares”) by the Funds’ transfer agent or authorized financial intermediary, by the close of regular trading on the NYSE, will be processed at that day’s NAV.

Purchase of Fund Shares

You may open an account in the Funds with a minimum initial investment of $1,000 (with no minimum additional investment amount required).  If you enroll in the Automatic Investment Plan, the initial investment is reduced to $100 subject to a subsequent minimum monthly investment of $25.

Fund shares may be purchased directly or through an intermediary, such as a broker, bank, investment adviser or other institutions (“intermediaries”), who have entered into selling agreements with Quasar Distributors, LLC.  Intermediaries may charge you a fee and may set their own initial and subsequent investment minimums.

You may purchase shares of any of the Funds by completing an Account Application.  Your order will not be accepted until the completed Account Application is received by the Transfer Agent, in good form.  “Good form” means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the Monetta Funds.  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.  The Funds will not accept payment in cash, money orders and cashier’s checks, unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  Although the Funds do not normally allow shareholder account funding by cashier’s check or third-party checks, it may allow such funding in the following instances: (i) IRA rollovers, (ii) trusts, (iii) gifts, or (iv) business accounts.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.  If any payment is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by a Fund as a result.  The Funds do not issue share certificates.  Each Fund reserves the right to reject any purchase in whole or in part.

If a Fund does not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  Each Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

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Patriot Act

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to detect and prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may temporarily limit transactions or close an account if they are unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase by Mail

To purchase a Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Monetta Funds to:

Regular Mail Monetta Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Monetta Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207

Note: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Purchase by Telephone

If you have completed the “Telephone and Internet Options” section of the Account Application, and your account has been open for at least 15 days, you may purchase additional shares by telephoning the Funds toll free at 1-800-241-9772.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 3:00 p.m., Central time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone will be recorded.  You may not make your initial purchase of a Fund’s shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your purchase request in writing.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Purchase by Wire

If you are making an initial investment in a Fund, before you wire funds, please contact the Funds by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  You may then instruct your bank to initiate the wire.  Prior to sending the wire, please call the Funds at 1-800-241-9772 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the Fund’s name, your name and your account number so that your wire can be correctly applied.

If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Funds to advise of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  It is essential that your bank include the name of the Fund and your name and your account number in all wire instructions.  If you have questions about how to invest by wire, you may call the Funds.  Your bank may charge you a fee for sending a wire to a Fund.

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Your bank should transmit funds by wire to:

U.S. Bank, N.A. 777 East Wisconsin Ave. Milwaukee, WI 53202
ABA Number: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account: 112-952-137
Further Credit: Monetta Funds
(Your Name/Account Registration)
(Your Monetta Account Number and the Fund name)

Wired funds must be received prior to 3:00 p.m. Central time, to be eligible for same day pricing.  Neither the Funds nor U.S. Bank, N.A., the Funds’ custodian, is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds.

Purchase Through a Financial Intermediary

You may be able to buy and sell shares of each Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the applicable Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  A Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 3:00 p.m., Central time) on each day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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Automatic Investment Plan

The Funds have an Automatic Investment Plan that permits an existing Shareholder to purchase additional shares of any fund (minimum $25 per transaction) at regular intervals.  Under the Automatic Investment Plan, shares are purchased by transferring funds from a Shareholder's checking or savings account in an amount of $25 or more designated by the Shareholder.  At your option, the account designated will be debited and shares will be purchased on the date elected by the Shareholder.  Payroll deduction is available for certain qualifying employers - please call 1-800-MONETTA for further information. If the date elected by the Shareholder is not a business day, funds will be transferred the next business day thereafter.  Only an account maintained at a domestic financial institution that is an Automated Clearing House member may be so designated.  To establish an Automatic Investment Plan, complete Section 4 and Section 6 of the Regular Account Application and send it to the Transfer Agent.  You may cancel this privilege or change the amount of purchase at any time by calling 1-800-241-9772 or by mailing instructions to the Transfer Agent.  The change will be effective five business days following receipt of your notification by the Transfer Agent.  A Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.  However, a $25.00 fee will be imposed by the Transfer Agent if the automatic transaction is rejected or cannot be completed.


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Systematic Exchange Plan

The Funds offer a Systematic Exchange Plan whereby a Shareholder may automatically exchange shares (in increments of $1,000 or more) of one fund into any other fund of the Monetta Trust or Monetta Fund, on any day, either monthly or quarterly.

Shares may be exchanged at each Fund’s respective net asset value without any additional charge.  If you decide to exchange your shares, send a written unconditional request for the exchange.  A signature guarantee is not required for such an exchange.  However, if shares are also redeemed for cash in connection with the exchange transaction, a signature guarantee may be required (See "Redemption of Shares").  Your dealer may charge an additional fee for handling an exchange transaction.

For additional information and a Systematic Exchange Plan form, please call the Transfer Agent at 1-800-241-9772.  Before participating in the Systematic Exchange Plan, an investor should consult a tax or other financial adviser to determine the tax consequences of participation.

Redemption of Fund Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Funds or with the same Financial Intermediary that placed the original purchase order in accordance with the procedures established by that Financial Intermediary.  Your financial institution is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem part or all of a Fund’s shares on any business day that the Fund calculates its NAV.  To redeem shares with a Fund, you must contact the Fund either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Redemption By Mail

You may redeem a Fund’s shares by simply sending a written request to the Fund.  Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Please have the signature(s) guaranteed, if applicable.  (Please see “Account and Transaction Policies” below).  Redemption requests will not become effective until all documents have been received in good form by a Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Funds for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

Regular Mail Monetta Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Monetta Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207

Note: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

28

Redemption by Telephone or Wire

You may redeem a Fund’s shares by telephone by completing the “Telephone and Internet Options” portion of the Account Application.  You may request telephone redemption privileges after your account is opened; however, the written authorization may require a separate signature guarantee.  Contact the Transfer Agent at 1-800-241-9772 for further instructions.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem shares for amounts up to $50,000, by calling the Funds at 1-800-241-9772 prior to the close of trading on the NYSE, generally 3:00 p.m., Central time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on a Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Funds will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Redemption Through a Financial Intermediary

You may redeem a Fund’s shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to a Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt by the Financial Intermediary of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Program

You may also redeem a Fund’s shares through the Funds’ Systematic Withdrawal Program (“SWP”).  Under the SWP, Shareholders or their brokers may request that redemption proceeds in a predetermined amount be sent to them each month or calendar quarter.  In order to participate in the SWP, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $500 each month or quarter.  If you elect this method of redemption, a Fund will send a check directly to your address of record, or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated or modified by a shareholder or a Fund at any time without charge or penalty.  You may also elect to terminate your participation in this program at any time by contacting a Fund sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of a Fund’s Account Application.  Please call 1-800-241-9772 for additional information regarding the Funds’ SWP.

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Account and Transactions Policies

Payment of Redemption Proceeds

Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request.

Timing of Redemption Requests

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  Once a shareholder check clears, redemption proceeds will be processed and sent to the shareholder.  Furthermore, there are certain times when you may be unable to sell a Fund’s shares or receive proceeds.  Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Redemption requests will be sent to the address of record.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of a redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

Low Balance Accounts

Because of the relatively high cost of maintaining smaller accounts, if for any reason, including general stock market declines, your balance falls below $1,000 and you are not enrolled in the AIP, you will be given 30 days' notice to reestablish the minimum balance or sign up for the AIP.  If you do not respond to the notice within the stated time period, the Funds reserve the right to sell all of your shares and send the proceeds to you.  Your shares will be sold at the NAV on the day your fund position is closed.  Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Redemption In-Kind

Each Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that a Fund would do so except during unusual conditions.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.


Market Timing

The Board of Directors and The Board of Trustees have adopted policies and procedures (discussed below) with respect to the frequent purchase and redemption of shares in our Funds. The Funds do not permit market timing or other abusive trading practices.  Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm performance of the Funds.  To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Funds.  In making this judgment, we may consider trading done in multiple accounts under common ownership or control.  These policies and procedures are applied consistently and uniformly to all of the Funds’ shareholders.


Although the Funds do not knowingly permit market timing of our Funds, we receive purchase and sale orders through financial intermediaries and cannot always know or reasonably detect excessive trading that may be facilitated through these intermediaries. We rely on the intermediaries to have procedures in place to assure that our policies are followed.

30


The Funds may temporarily or permanently terminate the exchange privilege of any person or group, if the Funds conclude that the purchase and/or redemption will be harmful to existing shareholders or inconsistent with its market timing policies and procedures.  Trading activity is monitored on a regular basis in an effort to detect frequent, short-term or other inappropriate trading.  The Funds may deem a sale of Fund shares to be abusive if sale is made within 30 days of a purchase, if such sales happen more than once a year.

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Service Fees

Subject to Board approval, each Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.  The Funds currently do not pay any such fees to intermediaries.

The Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may also provide additional cash payments or non-cash compensation to intermediaries who sell shares of a Fund or provide services to a Fund’s shareholders.  Such payments and compensation would be in addition to any services fees paid by a Fund.  These additional cash payments would generally be made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries as an expense reimbursement in cases where the intermediary provides shareholder services to a Fund’s shareholders.  The Adviser does not currently make any payments described in this paragraph but could do so without further notice.

Signature Guarantees

Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Transfer Agent may also require a signature guarantee for certain other redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	Any redemption transmitted by federal wire transfer to a bank other than the bank of record;
•	If a change of address request has been received by the Transfer Agent within the last 15 days;
•	For all redemptions in excess of $50,000 from any shareholder account; and
•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will be generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Rule 12b-1 Fees

The Trust has adopted Service and Distribution Plans (each, a "Plan" and collectively, the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940.  Each series of the Trust may compensate service organizations for their accounting, shareholder services and distribution services in amounts up to 0.25% of 1% of the average daily net asset value of the Young Investor Fund, Mid-Cap Fund and Bond Fund.  Because these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  For additional information on the Plans, please see the Statement of Additional Information.

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Distributions and Taxes

Dividends and Distributions

The Monetta Fund, Young Investor Fund and Mid-Cap Fund declare and pay income dividends, if any, at least annually.  The Bond Fund declares and pays income dividends monthly.  Capital gains, if any, are distributed by each Fund at least annually.  Distributions of a Fund are automatically reinvested in additional shares of that Fund unless you elect payment in cash.  Cash dividends can be sent to you by check or deposited directly into your bank account.  Call the Transfer Agent at 1-800-241-9772 for more information and forms to sign up for direct deposit.

Each Fund reserves the right to reinvest the proceeds and future distributions in additional Fund shares at the current net asset value if checks mailed to you for distributions are returned as undeliverable or not presented for payment within six months.

Each Fund is a separate entity for Federal income tax purposes.  Each Fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code and, thus, not be subject to Federal income taxes on amounts it distributes to shareholders.

Each Fund will distribute all of its net income and gains to shareholders.  Dividends from investment income and net short-term capital gains are taxable as ordinary income.  Distributions of long-term capital gains are taxable as long-term gains, regardless of the length of time you have held your shares in a Fund.  Distributions will be taxable to you whether received in cash or reinvested in shares of a fund.  You will be advised annually as to the source of your distributions for tax purposes.  If you are not subject to income taxation, you will not be required to pay tax on amounts distributed to you.  If you purchase shares shortly before a record date for a distribution, you will, in effect, receive a return of a portion of your investment, but the distribution will be taxable to you even if the net asset value of your shares is reduced below your cost.  However, for Federal income tax purposes, your original cost would continue as your tax basis.

On the Account Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not provide your correct taxpayer identification number, the IRS will require the Funds to withhold a percentage of any dividend and redemption proceeds.  The current withholding rate is 28%.

If you wish to change your distribution option, write to the Funds in advance of the payment date of the distribution.  Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.  If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at a Fund’s current NAV, and to reinvest all subsequent distributions.

Taxes

The dividends and other distributions of a Fund are taxable to shareholders, unless your investment is in a tax-advantaged account.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional shares of a Fund.

By law, each Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs a Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

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Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable to you as long-term capital gains, regardless of the length of time you have held your Fund shares.  Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income.  For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the holding period and other requirements are met at both the shareholder and Fund level.

This summary is not intended to be and should not be construed to be legal or tax advice to any current or prospective holder of a Fund’s shares.  You should consult your own tax advisers to determine the tax consequences of owning shares of a Fund.

Tax-Sheltered Retirement Plans

The Adviser offers various tax-sheltered retirement plans.  Please call 1-800-MONETTA for booklets describing the following programs and the forms needed to establish them:

Individual Retirement Accounts (IRAs) for employed individuals and their non-employed spouses.

Coverdell Education Savings Account (formerly Education IRA), providing tax-free earnings growth and tax-free withdrawals for certain higher education expenses (contributions not deductible).

Roth IRA, providing tax-free earnings growth and tax-free withdrawals with greater flexibility, under certain circumstances, than Traditional IRAs (contributions not deductibles).

Savings Incentive Match Plans (Simple-IRAs) permitting employers to provide retirement benefits, including salary deferral, to their employees using IRAs and minimizing administration and reporting requirements.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years through December 31st for each year shown.  For the Young Investor Fund, performance is from the Fund’s inception date of December 12, 2006 through December 31, 2006 and years ended December 31, 2007, December 31, 2008 and December 31, 2009.  Certain information reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each of the Funds (assuming reinvestment of all dividends and distributions).  This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Annual Report, which is available upon request.

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Monetta Fund	2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.635	$16.469	$12.891	$11.992	$10.391
Income From Investment Operations: Net investment (loss)	(0.111)	(0.078)	(0.025)	(0.060)	(0.053)
Net gains or losses on securities (both realized and unrealized)	4.326	(7.756)	3.603	0.959	1.654
Total from investment operations	4.215	(7.834)	3.578	0.899	1.601
Less Distributions to Shareholders: Dividends (from net investment income)	0.000	0.000	0.000	0.000	0.000
Distributions (from capital gains)	0.000	0.000	0.000	0.000	0.000
Return of Capital	0.000	0.000	0.000	0.000	0.000
Total distributions	0.000	0.000	0.000	0.000	0.000
Net asset value, end of period	$12.850	$8.635	$16.469	$12.891	$11.992
Total return	48.73%	(47.54)%	27.77%	7.51%	15.40%
Ratios and Supplemental Data: Net assets, end of period ($ in thousands)	$46,923	$33,326	$67,709	$56,724	$59,325
Ratio of expenses to average net assets – Gross(a)	1.88%	1.67%	1.62%	1.65%	1.78%
Ratio of expenses to average net assets – Net	1.87%	1.66%	1.61%	1.65%	1.75%
Ratio of net investment loss to average net assets	(1.06)%	(0.60)%	(0.17)%	(0.48)%	(0.48)%
Portfolio turnover rate	182.3%	157.6%	184.3%	157.9%	170.2%

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(a) Gross ratios reflect fees paid indirectly.
The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

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Young Investor Fund	2009	2008	2007	12/12/2006 (a) thru 12/31/2006
Net asset value, beginning of period	$7.542	$10.402	$9.940	$10.000
Income From Investment Operations: Net investment income	0.059	0.083	0.074	0.028
Net gains or losses on securities (both realized and unrealized)	3.686	(2.869)	0.442	(0.063)
Total from investment operations	3.745	(2.786)	0.516	(0.035)
Less Distributions to Shareholders:
Dividends (from net investment income)	(0.043)	(0.074)	(0.054)	(0.025)
Distributions (from capital gains)	(0.353)	0.000	0.000	0.000
Return of Capital	0.000	0.000	0.000	0.000
Total distributions	(0.396)	(0.074)	(0.054)	(0.025)
Net asset value, end of period	$10.891	$7.542	$10.402	$ 9.940
Total return	49.80%	(26.78)%	5.16%	(0.35)%*
Ratios and Supplemental Data: Net assets, end of period ($ in thousands)	$1,351	$589	$618	$347
Ratio of expenses to average net assets – Gross (excluding waivers)	8.71%	10.06%	16.58%	14.83%**
Ratio of expenses to average net assets – Net (including waivers)	0.98%	0.99%	1.00%	0.94%**
Ratio of net investment income to average net assets - Net	0.65%	0.92%	0.71%	1.22%**
Portfolio turnover rate	118.1%	130.2%	24.1%	0.0%

(a) The Young Investor Fund commenced operations on December 12, 2006, its inception date.  During this period, the Fund recorded certain expenses, including audit/tax and state registration, that more generally reflect the Fund’s annual operations.

* As reported for the period – not annualized

** As reported for the period – annualized

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

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Mid-Cap Fund	2009	2008	2007	2006	2005
 Net asset value, beginning of period	$4.957	$9.410	$8.356	$7.976	$7.119
Income From Investment Operations: Net investment (loss)	(0.186)	(0.110)	(0.124)	(0.118)	(0.095)
Net gains or losses on securities (both realized and unrealized)	2.761	(4.343)	1.178	0.498	0.952
Total from investment operations	2.575	(4.453)	1.054	0.380	0.857
Less Distributions to Shareholders:
Dividends (from net investment income)	0.000	0.000	0.000	0.000	0.000
Distributions (from capital gains)	0.000	0.000	0.000	0.000	0.000
Return of Capital	0.000	0.000	0.000	0.000	0.000
Total distributions	0.000	0.000	0.000	0.000	0.000
Net asset value, end of period	$7.532	$4.957	$9.410	$8.356	$7.976
Total return	51.81%	(47.29)%	12.56%	4.76%	12.08%
Ratios and Supplemental Data: Net assets, end of period ($ in thousands)	$3,446	$2,298	$5,904	$6,037	$6,913
Ratio of expenses to average net assets – Gross (a)	3.89%	2.81%	2.19%	2.16%	2.34%
Ratio of expenses to average net assets - Net	3.82%	2.72%	2.14%	2.16%	2.31%
Ratio of net investment loss to average net assets	(3.10)%	(1.49)%	(1.35)%	(1.43)%	(1.29)%
Portfolio turnover rate	200.1%	191.1%	135.1%	130.5%	175.0%


(a)

Gross ratios reflect fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

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Bond Fund	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.512	$10.104	$9.911	$9.969	$10.190
Income From Investment Operations: Net investment income	0.378	0.398	0.388	0.354	0.319
Net gains or losses on securities (both realized and unrealized)	0.912	(0.588)	0.200	(0.007)	(0.215)
Total from investment operations	1.290	(0.190)	0.588	0.347	0.104
Less Distributions to Shareholders:
Dividends (from net investment income)	(0.346)	(0.402)	(0.395)	(0.361)	(0.317)
Distributions (from capital gains)	(0.127)	0.000	0.000	(0.044)	(0.008)
Return of Capital	0.000	0.000	0.000	0.000	0.000
Total distributions	(0.473)	(0.402)	(0.395)	(0.405)	(0.325)
Net asset value, end of period	$10.329	$9.512	$10.104	$9.911	$9.969
Total return	13.78%	(1.89)%	6.02%	3.54%	1.05%
Ratios and Supplemental Data: Net assets, end of period ($ in thousands)	$10,930	$3,722	$5,504	$7,114	$8,237
Ratio of expenses to average net assets - Gross(a)	2.13%	1.79%	1.71%	1.45%	1.52%
Ratio of expenses to average net assets - Net	2.06%	1.72%	1.66%	1.45%	1.52%
Ratio of net investment income to average net assets - Net	3.74%	4.04%	3.89%	3.57%	3.15%
Portfolio turnover rate	69.8%	79.4%	68.0%	31.9%	18.3%

(a) Gross ratios reflect fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

37

PRIVACY NOTICE

In order to provide the products and services of the Funds, we may collect nonpublic, personal information from you.  We consider such information to be private and confidential and are committed to respecting your privacy and protecting your information.

We may collect nonpublic, personal information about you from the following sources:

•

information that you provide us on applications and other forms;

•

information that we generate to service your account, such as account statements; and

•

information that we may receive from third parties.

We do not disclose nonpublic, personal information about you without your authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds, including transfer agents and mailing services.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities and require third parties to treat your non-public personal information with the same high degree of confidentiality.

We restrict access to your nonpublic, personal information to those employees who need to know such information to provide products or services to you.  We maintain certain physical, electronic and procedural safeguards that are designed to protect your nonpublic, personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

38

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39

Monetta Family of Mutual Funds

1776-A South Naperville Road

Suite 100

Wheaton, IL 60189-5831

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their prior fiscal year.

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Statement of Additional Information (“SAI”)

You can also find more detailed information about the Funds in the current SAI, dated May 1, 2010, which has been filed electronically with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus.

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You can obtain a free copy of the these documents, request other information or make general inquiries about the Funds at:

Monetta Funds

1776-A South Naperville Road

Suite 100

Wheaton, IL 60189-5831

1-800-MONETTA

1-800-684-3416 (TDD)

www.monetta.com

info@monetta.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s internet site at http://www/sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C., 20549-1520.

INVESTMENT COMPANY ACT FILE NO:

Monetta Fund 811-4466

Monetta Trust 811-7360

MONPRO2010/05

40

MONETTA FAMILY OF MUTUAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Monetta Fund (MONTX)

Monetta Trust:

Young Investor Fund (MYIFX)

Mid-Cap Equity Fund (MMCEX)

Orion/Monetta Intermediate Bond Fund (MIBFX)

1776-A SOUTH NAPERVILLE ROAD, SUITE 100

WHEATON, IL 60189

(1-800-MONETTA)

WWW.MONETTA.COM

The Monetta Fund, Inc. (“Monetta Fund”), and the each of the following series of the Monetta Trust (“Trust”), Young Investor Fund (“Young Investor Fund”), the Mid-Cap Equity Fund (“Mid-Cap Fund”) and the Orion/Monetta Intermediate Bond Fund (“Bond Fund”) (each a “Fund” and collectively the “Funds”) comprise the Monetta Family of Funds.

The Funds’ Annual Report to Shareholders dated December 31, 2009, accompanying notes and Report of Registered Independent Public Accounting Firm appearing in the Annual Report are incorporated by references and made a part of this SAI.  Copies of the Annual Report and Semi-Annual Report may be obtained free of charge by writing, calling the Funds or by downloading the documents from the Funds’ website www.monetta.com.

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Funds’ Prospectus dated May 1, 2010, as may be revised, which may be obtained free of charge by writing or calling the Funds.

TABLE OF CONTENTS

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GENERAL INFORMATION & FUNDS’ HISTORY

Monetta Fund, Inc. The Monetta Fund was organized on October 16, 1985 as a Maryland corporation and is registered with the SEC as an open-end diversified management investment company.  The inception date of the Monetta Fund is May 6, 1986.

The Fund has one class of capital stock, $0.01 par value.  Each full share is entitled to one vote and to participate equally in dividends and distributions declared by the Fund (fractional shares have the same rights, proportionally, as full shares).  Fund shares are fully paid and non-assessable when issued and have no pre-emptive, conversion or exchange rights.  The obligations and liabilities associated with ownership, or shares, in the Fund are limited to the extent of the shareholder's investment in the Fund.  Voting rights are non-cumulative so that the holders of more than 50% of the shares voting in any election may, if they so choose, elect all of the Directors of the Fund.

Each share has one vote and fractional shares have fractional votes.  As a Maryland corporation, the Fund is not required to hold annual shareholder meetings.  However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory agreement.

The Directors serve indefinite terms of unlimited duration.  The Directors appoint their own successors, provided that at least two-thirds of the Directors, after any such appointment, have been elected by the shareholders.  Shareholders may remove a director, with or without cause, upon the declaration in writing or vote of the two-thirds of the outstanding shares of the Fund.  A Director may be removed with or without cause upon the written declaration of a majority of the Directors.  Special shareholder meetings may be called on the written request of shareholders of at least 25% of the voting power that could be cast at the meeting.

Monetta Trust.  The Trust is a Massachusetts business trust organized on October 22, 1992, and is registered with the SEC as an open-end management investment company.  The Young Investor Fund, Mid-Cap Fund and Bond Fund are series of the Trust.  Each series of the Trust is a diversified fund.

Under the terms of the Trust's agreement and Declaration of Trust ("Declaration of Trust"), the Trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the Trustees.  All shares issued are fully paid and non-assessable when issued and have no preemptive, conversion or exchange rights.

Each of the Trust’s Fund’s shares are entitled to participate pro-rata in any dividends and other distributions declared by the Board of Trustees with respect to shares of that Fund.  All shares of a Fund have equal rights in the event of liquidation of that Fund.  Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations.  However, the Declaration of Trust disclaims liability of the Shareholders, Trustees and Officers of the Trust for acts or obligations, of any fund, which are binding only on the assets and property of that fund.  The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation or contract entered into or executed by the Trust of the Board of Trustees.  The Declaration of Trust provides for indemnification out of a fund's assets of all losses and expenses of any fund shareholder held personally liable for the fund's obligations.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, since it is limited to circumstances in which the disclaimer is inoperative and the fund itself is unable to meet its obligations.  The risk of a particular fund incurring financial loss as a result of an unsatisfied liability of another fund of the Trust is also believed to be remote since it would also be limited to claims to which the disclaimer did not apply and to circumstances in which the other fund was unable to meet its obligations.

Each share has one vote and fractional shares have fractional votes.  As a business trust, the Trust is not required to hold annual shareholder meetings.  However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory agreement.  On any matters submitted to a vote of Shareholders, shares are voted by individual series and not in the aggregate, except when voting in the aggregate is required by the Investment Company Act of 1940 or other applicable laws.  Shares of a fund are not entitled to vote on any matter not affecting that fund.  All shares of the Trust vote together in the election of Trustees.

The Trustees serve indefinite terms of unlimited duration.  The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after any such appointment, have been elected by the shareholders.  Shareholders may remove a trustee, with or without cause, upon the declaration in writing or vote of the two-thirds of the outstanding shares of the Trust.  A trustee may be removed with or without cause upon the written declaration of a majority of the Trustees.  Special shareholder meetings may be called on the written request of shareholders of at least 25% of the voting power that could be cast at the meeting.

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The Monetta Fund, Monetta Trust and the Funds use "Monetta" in their names by license from the Adviser and would be required to stop using those names if Monetta Financial Services, Inc. ceases to be the Adviser.  The Adviser has the right to use the name for other enterprises, including other investment companies.

The Funds’ Prospectus and this SAI are a part of the Monetta Fund’s and Monetta Trust’s Registration Statements filed with the SEC.  Copies of the complete Registration Statements may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

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INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions which are “fundamental” and cannot be changed as to a Fund without approval of the holders of a majority of the outstanding shares of the Fund.  As defined by the Investment Company Act of 1940, as amended (the “1940 Act”), this means the lesser of the vote of (i) 67% of the shares of the Fund at a meeting where more than 50% of all of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

The Monetta Fund and each of the Funds in the Trust operate under the following investment restrictions:

1)    The Funds may not invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, with respect to 75% of the value of a fund's total assets, except that this restriction does not apply to U.S. government securities;

2)    The Funds may not acquire securities of any one issuer, that at the time of investment, represent more than 10% of the outstanding voting securities of the issuer;

3)    The Funds may not invest more than 25% of its total assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to U.S. government securities;

4)    The Funds may not make loans, but this restriction shall not prevent the Funds from buying bonds, debentures or other debt obligations that are publicly distributed or privately placed with financial institutions, investing in repurchase agreements or lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan*);

_______________

*Although it has the power to do so, the Intermediate Bond Fund does not intend to lend portfolio securities.

5)    The Funds may not borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's total assets at the time of borrowing, provided that the fund will not purchase additional securities when its borrowings exceed 5% of total assets;

The Intermediate Bond Fund also may borrow money in connection with transactions for options, futures and options on futures;

6)    The Funds may not underwrite the distribution of securities of other issuers except insofar as it maybe deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities subject to legal or contractual restrictions on resale;**

7)    The Funds may not purchase and sell real estate or interests in real estate, although the Funds may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

8)    The Funds may not purchase and sell commodities or commodity contracts, except the Intermediate Bond Fund may enter into futures and options on futures;

9)    The Funds may not make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions in connection with transactions in options, futures, and options on futures;

The Intermediate Bond Fund may make margin purchases of securities for contracts on options, futures and options on futures;

10)   The Funds may not sell securities short or maintain a short position, except securities that the fund owns or has the right to acquire without payment of additional consideration;

11)   The Funds may not issue any senior security except to the extent permitted under the Investment Company Act of 1940.

Each of the above-noted restrictions is "fundamental."  In addition, the Funds are subject to a number of restrictions that may be changed by the Board of Directors of the Fund and Board of Trustees of the Trust, respectively, without Shareholders' approval.  Under these non-fundamental restrictions, a fund may not:

1)    Invest in companies for the purpose of management or the exercise of control;

2)    Invest more than 5% of its total assets (valued at time of investment) in securities of issuers with less than three years' operation, including any predecessors;

3)    Acquire securities of other registered investment companies, except in compliance with the Investment Company Act of 1940 and any applicable state laws;

4)    Invest more than 10% of its net assets (valued at the time of such investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

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**The Intermediate Bond Fund does not currently intend to invest in restricted securities.

Name Policy

Under normal market conditions, measured at time of investment:

The Mid-Cap Equity Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with market capitalization between $1 billion and $10 billion;

The Intermediate Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds, which include a variety of debt securities, including corporate bonds and notes, government securities, municipal obligations and securities backed by mortgages or other assets.  In addition, the fund expects that the dollar-weighted average life of its portfolio will be between 3 and 10 years.

In the event that market fluctuations or shareholder actions cause a fund's investments to fall below Name Policy limits, the fund would act to remedy the situation as promptly as possible, normally within three business days.  The fund will not be required to dispose of portfolio holdings or purchase additional investments immediately if the Adviser believes such action would subject the fund to losses or unreasonable risks of loss.

The Funds will mail a notice to their respective shareholders at least sixty (60) days prior to any fund changing its name or name policy.

Within the restrictions outlined here, and in the Funds’ Prospectus, the Adviser has full discretion on the investment decisions of the Funds.

INVESTMENT STRATEGIES AND RISKS

The following is a detailed description, along with associated risks, of the various securities that some or all of the Funds may invest in.

Equity Securities

Common stocks represent an equity interest in a corporation.  Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term.  The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class.  Stocks of small to mid-sized companies tend to be more volatile and less liquid than stocks of large companies.  Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares.

Cash Management

For defensive purposes, or to accommodate inflows of cash awaiting more permanent investment, the funds may temporarily, and without limitation, hold high-grade short-term money market instruments, cash and cash equivalents, including repurchase agreements.  The Fund also may invest in other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) that themselves primarily invest in temporary defensive investments, including commercial paper.  To the extent that the management fees paid to the other investment companies are for the same or similar services as the management fees paid to the fund, there will be a layering of fees that would increase expenses and decrease returns.  Investments in other investment companies are limited by the 1940 Act.

Debt Securities

In pursuing its investment objective, the Funds may invest in debt securities of corporate and governmental issuers.  The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions.  A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.  As a result, interest rate fluctuations will affect a Fund's net asset value but not the income received by a Fund from its portfolio securities.  In addition, if the bonds in a Fund's portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates these securities are likely to be redeemed and a fund will probably be unable to replace them with securities having a comparable yield.  There can be no assurance that payments of interest and principal on portfolio securities will be made when due.

Convertible Securities

Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock.  The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.  Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures, is redeemed or the holder elects to exercise the conversion privilege.

The value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature and is generally referred to as its investment value.  The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates.

However, at the same time, the convertible security will be influenced by its conversion value, which is the market value of the underlying common stock that would be obtained upon conversion.  Conversion value fluctuates directly with the price of the underlying common stock.

By investing in convertible securities, a fund obtains the right to benefit from the capital appreciation potential in the underlying stock, upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly.  In determining whether to purchase a convertible security, the Adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock.  Convertible securities purchased by a fund are frequently rated investment grade.  Convertible securities rated below investment grade tend to be more sensitive to interest rate and economic changes, may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities and may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities.

Municipal Bonds

Municipal bonds are debt obligations issued to obtain funds for various public purposes and, as a result, are typically exempt from federal income taxes.  The type of municipal securities held by the Fund, however, are taxable municipal obligations which are subject to federal income tax for a variety of reasons.  These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption.  These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt and borrowing to replenish a municipality’s underfunded pension plan.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds.  Industrial development bonds are a specific type of revenue bond backed by the credit security of a private user.  Certain types of industrial development bonds are issued by, or on behalf, of public authorities to obtain funds to provide privately operated facilities.

Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest.  The insurance policy(ies) is usually obtained by the issuer of the municipal obligation at the time of its original issuance.  In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders.  There is, however, no guarantee that the insurer will meet its obligations.  In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

Government Securities

U.S. government securities are debt securities that are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities.  There are two basic types of U.S. government securities: (1) direct obligations of the U.S. Treasury, and (2) obligations issued or guaranteed by an agency or instrumentality of the U.S. government.  Agencies and instrumentalities include the Federal Farm Credit System ("FFCS"), Student Loan Marketing Association ("SLMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA") and Government National Mortgage Association ("GNMA").  Some obligations issued or guaranteed by agencies or instrumentalities, such as those issued by GNMA, are fully guaranteed by the U.S. government.  Others, such as FNMA bonds, rely on the assets and credit of the instrumentality with limited rights to borrow from the U.S. Treasury.  Still other securities, such as obligations of the FHLB, are supported by more extensive rights to borrow from the U.S. Treasury.

U.S. government securities include mortgage-related securities issued by an agency or instrumentality of the U.S. government.  GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans.  These loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration.  A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers.  Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government.  GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity.  GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Pools of mortgages also are issued or guaranteed by other agencies of the U.S. government.  The average life of pass-through pools varies with the maturities of the underlying mortgage instruments.  In addition, a pool's term may be shortened or lengthened by unscheduled or early payment, or by slower than expected prepayment of principal and interest on the underlying mortgages.  The occurrence of mortgage prepayments is affected by the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.  As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool.

A collateralized mortgage obligation ("CMO") is a debt security issued by a corporation, trust or custodian, or by a U.S. government agency or instrumentality that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. government securities or corporate debt obligations.  The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities.  CMOs are most often issued in two or more classes (each of which is a separate security) with varying maturities and stated rates of interest.  Interest and principal payments from the underlying collateral (generally a pool of mortgages) are not necessarily passed directly through to the holders of the CMOs; these payments typically are used to pay interest on all CMO classes and to retire successive class maturities in a sequence.  Thus, the issuance of CMO classes with varying maturities and interest rates may result in greater predictability of maturity with one class and less predictability of maturity with another class than a direct investment in a mortgage-backed pass-through security (such as a GNMA Certificate).  Classes with shorter maturities typically have lower volatility and yield while those with longer maturities typically have higher volatility and yield.  Thus, investments in CMOs provide greater or lesser control over the investment characteristics than mortgage pass-through securities and offer more defensive or aggressive investment alternatives.

Investments in mortgage-related U.S. government securities, such as GNMA Certificates and CMOs, also involve other risks.  The yield on a pass-through security typically is quoted based on the maturity of the underlying instruments and the associated average life assumption.  Actual prepayment experience may cause the yield to differ from the assumed average life yield.  Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium; the opposite is true for pass-throughs purchased at a discount.

During periods of declining interest rates, prepayment of mortgages underlying pass-through certificates can be expected to accelerate.  When the mortgage obligations are prepaid, the fixed income funds reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time.  Therefore, the fund's ability to maintain a portfolio of high-yielding, mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities that have lower yields than the prepaid mortgages.  Moreover, prepayments of mortgages that underlie securities purchased at a premium could result in capital losses.  Investment in such securities also could subject the fund to "maturity extension risk”, which is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate.  This particular risk may effectively change a security that was considered a short or intermediate-term security at the time of purchase into a long-term security.  Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

The guarantees of the U.S. government, its agencies and instrumentalities are guarantees of the timely payment of principal and interest on the obligations purchased.  The value of the shares issued by the fund is not guaranteed and will fluctuate with the value of the fund's portfolio.  Generally, when the level of interest rates rise, the value of the fund's investment in government securities is likely to decline and, when the level of interest rates decline, the value of the fund's investment in government securities is likely to rise.

A Fund may engage in portfolio trading primarily to take advantage of yield disparities.  Such trading strategies may result in minor temporary increases or decreases in the Fund's current income and in its holding of debt securities that sell at substantial premiums or discounts from face value.  If expectations of changes in interest rates or the price of the securities prove to be incorrect, the Fund's potential income and capital gain will be reduced or its potential loss will be increased.

High-Yield, High-Risk Debt Securities

The convertible securities, bonds and other debt securities in which the fund may invest may include high-yield, high-risk debt securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investors Service ("Moody's") or unrated securities.  Securities rated BB or lower by S&P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and may include D-rated securities of issuers in default (see “Appendix I” for a more detailed description of the rating system).  Ratings assigned by credit agencies do not evaluate market risks.  The Adviser considers the ratings assigned by S&P or Moody's as one of several factors in its independent credit analysis of issuers.  A brief description of the quality ratings of these two services is contained in the section titled "Bond Ratings” in Appendix I.

While likely to have some quality and protective characteristics, high-yield, high-risk debt securities, whether convertible into common stock, usually involve increased risk as to payment of principal and interest.  Issuers of such securities may be highly leveraged and may not have available to them traditional methods of financing.  Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities.  For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged.  During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations.  The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.  The risk of loss due to default by the issuer is significantly greater for the holders of high-yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

High-yield, high-risk debt securities are subject to greater price volatility than higher-rated securities, tend to decline in price more steeply than higher-rated securities in periods of economic difficulty or accelerating interest rates and are subject to greater risk of non-payment in adverse economic times.  There may be a thin trading market for such securities.  This may have an adverse impact on market price and the ability of the fund to dispose of particular issues and may cause the fund to incur special securities' registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Lending of Portfolio Securities

Subject to certain restrictions (see section "Investment Restrictions"), the Bond Fund may lend its portfolio securities to broker-dealers and banks.  Any such loan must be continuously secured by collateral, in cash or cash equivalents maintained on a current basis, in an amount at least equal to the market value of the securities loaned by these funds.  These funds would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral.  These funds would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.  These funds would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the Adviser's judgment, a material event requiring a Shareholder's vote would otherwise occur before the loan was repaid.  In the event of bankruptcy or other default of the borrower, these funds could experience delays in liquidating the loan collateral and/or recovering the loaned securities and losses, including possible decline in the value of the collateral or in the value of the securities loaned during the period while seeking to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period and expenses of enforcing its rights.

When-Issued and Delayed Delivery Securities

The Bond Fund may purchase securities on a when-issued or delayed-delivery basis.  Although the payment and interest terms of these securities are established at the time a fund enters into the commitment, the securities may be delivered and paid for 30 days or more after the date of purchase, when their value may have changed.  A fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons.  At the time a fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis, assets of the fund having a market value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the fund and held by the custodian throughout the period of the obligation.  The use of this investment strategy may increase net asset value fluctuation.

Repurchase Agreements

A repurchase agreement is a sale of securities to a fund in which the seller (a bank or broker-dealer believed by the Adviser to be financially sound) agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, a fund could experience delays in both liquidating the underlying securities and losses, including the possible decline in the value of the collateral during the period while seeking to enforce its rights thereto, possible below-normal levels of income and lack of access to income during this period and expenses of enforcing its rights.

Options on Securities and Indices

The Bond Fund may purchase and sell put and call options on securities and indices, enter into interest rate and index futures contracts and options on futures contracts; with respect to the Monetta Fund, Young Investor Fund and Mid-Cap Fund, this investment is limited to 5% of each Fund’s respective net assets.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call), or sell to (put), the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months).  The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specific multiplier for the index option (an index is designed to reflect specific facets of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators).

A fund will write call options and put options only if they are "covered."  This means, in the case of a call option on a security, the option is "covered" if a fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, assets having a value at least equal to that amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

If an option written by a fund expires, the fund realizes a capital gain equal to the premium received at the time the option was written.  If an option purchased by a fund expires, the fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when a fund elects to do so.  A capital gain or loss will be realized from a closing purchase transaction if the cost of the closing option is less or more than the premium received from writing the option.  If the premium received from a closing sale transaction is more or less than the premium paid to purchase the option, the fund will realize a capital gain or loss.  The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

A put or call option purchased by a fund is an asset of the fund, valued initially at the premium paid for the option.  The premium received for an option written by a fund is recorded as a deferred credit.  The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and ask prices.

There are several risks associated with transactions in options.  For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation between these markets causing a given transaction not to achieve its objectives.  A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

There can be no assurance that a liquid market will exist when a fund seeks to close out an option position.  If a fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire.  If a fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired.  As the writer of a covered call option on a security a fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by a fund, the fund would not be able to close out the option.  If restrictions on exercise of options were imposed, a fund might be unable to exercise an option it had purchased.

Futures Contracts and Options on Futures Contracts

The Bond Fund may use interest rate futures contracts, index futures contracts and options on such futures contracts.  An interest rate, index or option on a futures contract provides for the future sale by one party, and purchase by another party, of a specified quantity of a financial instrument or the cash value of an index at a specified price and time.  A public market exists in futures contracts covering a number of indices (including, but not limited to, the S&P 500 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to U. S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies).  Other index and financial instrument futures contracts are available and it is expected that additional types of futures contracts will be developed and traded.

The Fund may purchase and write call and put futures options.  Futures options possess many of the same characteristics as options on securities and indices, as discussed above.  A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option.  Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.

In the case of a put option, the opposite is true.  The Fund may use futures contracts to hedge against, or increase its exposure to, fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of that fund's securities or the price of the securities that that fund intends to purchase.  Although other techniques may be used to reduce or increase a fund's exposure to stock price, interest rate and currency fluctuations, a fund may be able to achieve its desired exposure more efficiently and cost effectively by using futures contracts and futures options.

The Bond Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, Board of Trade or similar entity or quoted on an automated quotation system.  There are several risks associated with the use of futures contracts and futures options.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure desired.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, futures options and the related securities, technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading.  In the case of index futures contracts, for example, the composition of the index including the issuers and the weighting of each issue, may differ from the composition of the fund's portfolio.  In the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the fund's portfolio.  A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the daily limit may work to prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.  Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures or futures option position.  The Bond Fund may be exposed to possible loss on a position during such an interval and would continue to be required to meet margin requirements until the position was closed.  In addition, many of the types of contracts discussed above are relatively new instruments with no significant trading history.  As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Index Risks

The portion of the Young Investor Fund that invests in underlying funds and ETF’s that seek to track the S&P 500 Index (the “Index”) will be subject to certain risks which are unique to tracking the Index.  The Index is made up primarily of large-capitalization companies.  The underlying funds in which the Fund invests track the Index, and are therefore subject to the same risks the Index is subject to.  This includes investment style risk, which is the chance that returns from large-capitalization stocks tend to be less volatile than small- and mid-capitalization stocks, but more volatile than other investment choices.  Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general.  These periods have, in the past, lasted for as long as several years.

Typically those underlying funds will attempt to hold the same securities and in approximately the same proportions as the Index, but the securities held and the proportions in which they are held may vary slightly from the Index, meaning the performance of the underlying funds may not be identical to the Index.  Investments in the underlying funds also involves certain additional expenses and certain tax results that may not arise if you invested directly in the underlying funds.  By investing indirectly in the underlying funds, through the Young Investor Fund, you will bear not only your proportionate share of the Young Investor Fund’s expenses (including operating costs and investment advisory fees), but also, indirectly, similar expenses and charges of the underlying funds’ fees.  Finally, you may incur increased tax liabilities by investing in the Young Investor Fund rather than directly in the underlying funds.

The Index, and therefore the underlying funds that seek to track the Index, typically includes a diverse collection of stocks.  It is possible, however, that the Index could become less diversified if the Index’s largest companies significantly increase in value relative to the Index’s other components.  In such an extreme event, the performance of the Index, and the underlying funds, would be subject to increased volatility based upon the performance of those larger companies.

Investment in Open-End Investment Companies

The Young Investor Fund may purchase "no-load" mutual funds, which are bought and sold without a sales charge, that seek to track the Index.  However, when the Adviser believes it is appropriate, the Fund may also purchase mutual funds that charge a redemption fee or contingent deferred sales charge of up to 2% for short-term sales of one year or less; provided, however, that in no event may more than 50% of the Fund's total assets be subject to such a redemption fee or contingent deferred sales charge.  The underlying mutual funds in which the Funds invest may incur distribution expenses in the form of 12b-1 fees.

An investor in the Fund should recognize that he may invest directly in mutual funds and that by investing in mutual funds or other investment companies indirectly through the Fund he will bear not only his proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds.

The Fund, together with any "affiliated persons" as defined in the 1940 Act, may purchase only up to 3% of the total outstanding securities of any underlying investment company (except investments in money market mutual funds are not subject to this 3% limit).  Accordingly, when affiliated persons hold shares of any of the underlying funds, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first choice.

In the event the Fund holds more than one percent (1%) of an underlying fund's shares, the 1940 Act provides that the underlying fund will be obligated to redeem only one percent (1%) of the underlying fund's outstanding shares during any period of less than 30 days.  To the extent that, due to this restriction, the Fund is unable at its discretion to dispose of shares of an underlying fund, the Fund would not be able to protect itself against a decline in value of such shares during the period such restrictions remain in effect.

If an investment company in which the Fund invests requests a shareholder vote, the Fund will either (i) seek instructions from its shareholders with regard to the voting of all proxies issued by the open-end investment company and vote such proxies only in accordance with such instructions, or (ii) vote the shares of the underlying fund in the same proportion as the vote of all other shareholders of the underlying fund.

The Adviser has no control over, or day-to-day knowledge of, the investment decisions of the underlying funds.  It is possible that the management of one underlying funds may be purchasing a particular security at or near the same time that the Adviser or the management of another underlying fund is selling the same security. This would result in an indirect expense to the Fund without corresponding economic or investment benefit.

Investment in Closed-End Investment Companies

The Young Investor Fund may also invest its assets in “closed-end” investment companies (or “closed-end funds”).  This Fund may purchase up to 3% of the outstanding voting securities of any closed-end fund.  Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission.  Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets.  Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell common shares of closed-end funds in the secondary market.  The common shares of closed-end funds may trade at a price per share which is more or less than the net asset value per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease.  In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of that fund’s shares.  Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

All closed-end funds are investment companies.  Therefore, the Fund’s purchase of closed-end fund shares are subject to the limitations on, and the risks of, the Fund’s investments in other investment companies, which are described above, under “Investments in Open-End Investment Companies.”

Exchange Traded Funds

The Funds may purchase shares of exchange traded funds (ETFs). Typically, a Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

Most ETF’s are investment companies. Therefore, a Fund's purchases of ETF shares generally are subject to the limitations on, and the risks of, a Fund's investments in other investment companies, which are described above, under “Investments in Open-End Investment Companies.”

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETF’s are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

ETF shares represent an interest in an investment portfolio held by the ETF.  A fund that issues ETF shares may be able to repurchase those shares on the open market at the current market price if doing so would be advantageous for the fund. A repurchase might be advantageous, for example, because the ETF shares are more cost-effective than alternative investments, are selling at a discount to net asset value, will cause the fund to more closely track its index than alternative investments, or some combination of the three. A fund that repurchases its ETF shares may also lend those shares to qualified institutional borrowers as part of the fund's securities lending activities.

Treasury Inflation-Protected Securities

The Bond Fund may purchase Treasury-Inflation-Protected Securities (TIPS), whose principals and/or interest payments are adjusted for inflation.  The principals value of TIPS equal a fixed percentage of the inflation-adjusted principal amount.  These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U).  The original principals value of TIPS is guaranteed, even during periods of deflation.  At maturity, TIPS are redeemed at the greater of their inflation-adjusted principals or par amount at original issue.  Generally, the Fund will purchase TIPS with maturities of between five and twenty years for the date of settlement, although it is anticipated that, at times, the Fund will purchase securities outside of this range.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Boards have adopted policies and procedures relating to disclosure of the Funds' portfolio securities.  It is the policy of the Adviser to protect the confidentiality of Funds’ holdings and prevent the selective disclosure of non-public information concerning the Funds.  Neither the Funds, nor the Adviser, receive compensation with respect to the disclosure of portfolio holdings.

No information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except as described below.  Nothing in the Disclosure Policies is intended to prevent the disclosure of any and all portfolio information to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Adviser, the Distributor, the Trustees of the Funds, the Directors of the Adviser, the Funds’ custodian, fund accountant, sub-administrator, independent public accountants, attorneys, and who are subject to duties of confidentiality imposed by law and/or contract.

The Funds disclose their calendar quarter-end portfolio holdings on its website, http://www.monetta.com, generally within 15 calendar days after the end of each quarter. The Funds also disclose their top ten holdings on its website generally within 15 calendar days after the end of each quarter. The top ten and quarter-end portfolio schedules will remain available on the Fund's website at least until it is updated for the next quarter, or until the Fund files with the Securities and Exchange Commission its semi-annual or annual shareholder report or Form N-Q that includes such period. The most recent portfolio schedules are available on the Funds' website, as noted above, or by calling toll free at 1-800-MONETTA. The Funds may terminate or modify this policy at any time without further notice to shareholders.

Portfolio managers and other senior officers or spokespersons of the Adviser or the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons ONLY IF such information has been previously publicly disclosed.

The policies and procedures further prohibit the Funds or any other person from paying or receiving any compensation or consideration of any type for the purpose of obtaining such information.  “Consideration” includes any agreement to maintain assets in a Fund or any other investment company or account managed by the Adviser or any of its affiliated persons.

The Funds disclose portfolio holdings in connection with the day-to-day operations and management of the Funds, including to the Funds’ Custodian, attorneys and auditors.  Portfolio holdings may also be disclosed to other service providers to the Funds, including pricing services, portfolio management and trading systems.  The Funds’ Custodian, by the nature of its services to the Funds, has real-time information about the portfolio securities being purchased, sold, and held by each of the various Funds.  The Funds’ attorneys (currently Greenberg Traurig, LLP) and accountants (currently KPMG LLP), in order to provide their services to the Funds, may be provided with the Funds’ portfolio holdings on a real-time basis, without any lag; however, the Funds’ attorneys and accountants are ordinarily only provided with the Funds’ calendar quarter-end and top ten portfolio holdings after they are made publicly available.

The non-public disclosure of aggregate (but not individual client) portfolio holdings to other third parties may be permissible so long as the third party has signed a written Confidentiality Agreement that is in form and substance acceptable to, and approved by, both the Fund’s and Trust’s Chief Compliance Officer and the Adviser’s Chief Compliance Officer or, in his or her absence, the Adviser’s General Counsel.  Any Confidentiality Agreement must be consistent with past disclosure practices.  All Confidentiality Agreements shall be provided to the full Boards of Directors and/or Trustees or an authorized committee of either Board, on a quarterly basis.  Currently, neither the Fund nor the Trust have received any such written Confidentiality Agreements, and therefore, the Funds do not disclose their calendar quarter-end or top ten holdings to such third parties before the Fund’s and/or Trust’s calendar quarter-end and/or top ten holdings, respectively, have been made publicly available on the Funds’ website.

Notwithstanding anything in the policies to the contrary, the Funds’ Boards and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the policies. Further, the policies may not be waived, or exceptions made, without the written consent of the Funds’ Chief Compliance Officer. All waivers and exceptions involving any of the Funds will be disclosed to the Funds’ Boards no later than its next regularly scheduled quarterly meeting.

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.  For example, the Adviser, Trust, or any of their affiliates or service providers may file any report required by applicable law (such as, Schedules 13D and 13G and Form 13F), respond to requests from regulators, and comply with valid subpoenas.  The Trust is required to file reports containing the Funds’ complete portfolio schedules with the SEC on Form N-Q (first and third quarters) and on Form N-CSR (second and fourth quarters) not later than 60 days after the close of each respective quarter of the fiscal year.

As of December 31, 2009, each of the below listed third party service providers receive information concerning the Funds’ portfolio holdings: (1) KPMG LLP (serves as the Funds’ independent registered public accountants); (2) Greenberg Traurig, LLP (serves as counsel to the Funds and the Independent Trustees); (4) U.S. Bank, N.A. (serves as the Funds’ custodian); (5) Fund Services Group, LLC (serves as the Funds’ accountant and sub-administrator); (6) US Bancorp Fund Services, LLC (serves as the Funds’ transfer agent, dividend disbursing agent and shareholder servicing agent); (7) Broadridge Investor Communication Solutions, Inc.(provides proxy services); (8) Morningstar, Inc. (provides fund evaluation services); and (9) Lipper Inc. (provides fund evaluation services). The Funds and/or the Adviser may provide portfolio holdings to other appropriate service providers in accordance with these policies.

Nothing contained in the policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.

The Funds’ Boards must approve all material amendments to the policies.

DIRECTORS, TRUSTEES AND OFFICERS

The following table lists the Board of Directors of the Monetta Fund and Board of Trustees of the Monetta Trust.  The Board of Directors and Board of Trustees supervise the business and management of the Fund and the Trust, respectively.  The Boards approve all significant agreements between the Fund and the Trust and those companies that furnish services to the Fund and the Trust.

The individuals marked by an asterisk (*) are considered interested persons (as defined in the 1940 Act) as a result of their affiliation with various entities, including the Monetta Fund, the Adviser and the Monetta Trust. Mr. Bakos is “interested” solely as a result of his ownership of shares of the Adviser.

The business address for each Director, Trustee and Officer listed below is 1776-A South Naperville Road, Suite 100, Wheaton, IL 60189.

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Name, (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/ Trustees During the Past Five Years
INDEPENDENT (“DISINTERESTED”) DIRECTORS/TRUSTEES:
John L. Guy (1952)	Director Trustee Member (and Chairman) of Trust Audit Committee Member of Fund Audit Committee	1998 1993 1993 (Chairman – 1998) 1998	Sr. VP SBA & Alternative Lending Feb 2008 to present, Sr. VP Business Banking, Fifth/Third Bank, Nov 2006 through Feb 2008; Executive Director, Wachovia Corp. (formerly First Union Nat'l Bank), Business Banking, General Bank Group, from Nov 1999 through April 2006.	4	None
Marlene Z. Hodges (1948)	Director Trustee Member of Audit Committee Member of Executive Committee	2001 2001 2007 2005	CFO, Asian Human Services since Feb 2007; Controller, Gladson LLC (privately owned firm providing database services to consumer packaged goods manufacturers and retailers) from Jan 2006 to Feb 2007; CFO, Abraham Lincoln Center from March 2003 through Jan 2006.	4	None
Mark F. Ogan (1942)	Lead Independent Director Trustee Chairman of Fund Audit Committee Member of Trust Audit Committee Member of Executive Committee	1988 1993 1989 1993 2007	Self-employed management consultant June 2008 to present; Internal Consultant, RM Acquisition (d/b/a Rand McNally) April 2008 through June 2008; Sr. VP & COO, of RM Acquisition, LLC (d/b/a Rand McNally), from Dec 2007 through April 2008; Sr. VP & COO, Rand McNally & Co. from July 2003 through Dec 2007;	4	None

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Name, (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/ Trustees During the Past Five Years
INSIDE ("INTERESTED") DIRECTORS/TRUSTEES*:
Robert S. Bacarella* (1949)	Principal Executive Officer, Fund and Trust Director and President, Fund Trustee and President, Trust Member of Executive Committee	2002 1985 1993 1986	Chairman, Chief Executive Officer and President of Adviser since April 1997; Chairman and Chief Executive Officer of Adviser, 1996 to 1997; President of Adviser, 1984 to 1996; Director of Adviser since 1984.	4	None
John W. Bakos* (1947)	Director Trustee	1985 1996	Division Placement Manager, Sears, Roebuck & Co. since 1969.	4	None

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Name, (Year of Birth)	Position(s) Held with Fund	Year Service Began	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee During the Past Five Years
OFFICERS:
Robert J. Bacarella (1977)	Vice- President	2009	Co-Portfolio Manager of the Equity Funds since 2009; Security Analyst from 2008 to 2009; Audit Manager at MidAmerica Bank from 2005 to 2008; Senior Auditor at JPMorgan Chase from 2002 to 2005.	Not Applicable	Not Applicable
Maria Cesario DeNicolo (1949)

Chief

Compliance

Officer, Fund

and Trust

Principal

Financial

Officer, and

Principal

Accounting

Officer,

Fund and

Trust

Chief

Financial

Officer

Treasurer

  Fund

  Trust

Secretary

  Fund

  Trust

Director,

Fund

& Trustee,

Trust

		2004 2002 to 2004 1998 to 2004 1993 to 2004 1994 to 2004 1998 1993 2001 to 2003

For the Adviser:

Chief Compliance Officer and

Asst. Treasurer since Oct. 2004;

 Director since 1995; Secretary

since 1996; Chief Financial

Officer, 1997 to 2004; Treasurer,

1996 to 2004.

Ambassador Capital

Management, LLC:

Chief Compliance Officer since

2004.

President of Fund Services

Group, LLC since July 2003.

				Not Applicable	Not Applicable
Christina M. Curtis (1962)	Assistant Secretary, Fund and Trust	1996	For the Adviser: Chief Financial Officer and Treasurer since 2004; Assistant Secretary since 1996; Treasurer of Fund Services Group, LLC since July 2003.	Not Applicable	Not Applicable
Lynn H. Waterloo (1957)	Fund and Trust: Principal Financial Officer and Principal Accounting Officer Chief Financial Officer	2004 2004	Secretary of Fund Services Group, LLC since July 2003.	Not Applicable	Not Applicable

None of the Directors or Trustees received or accrued any compensation such as pension or retirement benefits.

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The following table sets forth compensation paid by the Monetta Fund and the Monetta Trust to their respective Directors and Trustees during the year ended December 31, 2009:

Name of Person, Position	Aggregate Compensation from Fund	Aggregate Compensation from Trust*	Pension or Benefits Accrued as Part of Fund Expenses	Total Compensation from Fund Complex Paid to Directors/ Trustees
Robert S. Bacarella, Pres., Director/Trustee(1)	$0	$0	$0	$0
John W. Bakos, Director/Trustee(1)	1,000	1,000	0	2,000
John L. Guy, Director/Trustee	2,500	2,500	0	5,000
Marlene Z. Hodges Director/Trustee	2,500	2,500	0	5,000
Mark F. Ogan, Director/Trustee	2,500	2,500	0	5,000

*The aggregate compensation paid by the Trust to each Trustee is allocated as a percent of Net Assets among each series of the Trust.

(1) Directors and/or Trustees who are employees of the Adviser receive no compensation from the Fund or the Trust.  Compensation reflected above for Mr. Bakos is for the period of January through December 2009 and was paid by the Adviser.

(2) The Monetta Fund Complex consists of the Monetta Fund, Inc. and the series of funds of the Monetta Trust.  Neither the Monetta Fund nor the Monetta Trust offers any retirement or deferred compensation benefits to the members of the Boards of Directors or Trustees.

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Leadership Structure of the Boards

The Board of Directors of the Fund and the Board of Trustees of the Trust (collectively, the “Boards”) oversee the management of the Fund and Trust through their collective actions and through their standing committees, discussed below.  While Mr. Bacarella, an interested person (as defined in the 1940 Act) of the Fund and Trust, serves as Chairman of both Boards, Mr. Ogan is acts as the Lead Independent Director of the Fund and Lead Independent Trustee of the Trust.  In that role, Mr. Ogan acts as the Chairman of any meetings of the Boards’ independent Directors and Trustees.  Further, the Boards have delegated their respective risk oversight duties and functions to their respective Audit Committee, each of which is comprised solely of independent Board members.  Each Board has determined that its respective management structure, including its respective committee structure and risk oversight delegation, as well as Mr. Ogan’s service as the Lead Independent Director and Trustee, is appropriate given the specific characteristics and circumstances of, respectively, the Fund and the Trust.  Each Board’s respective structure allows it to exercise informed and independent judgment over matters under its purview, and allocate areas of responsibility among committees and the full Boards in a manner that enhances effective oversight. The Boards also believe that having a majority of Independent Directors and Trustees is appropriate and in the best interest of each Fund’s shareholders. Nevertheless, the Boards also believe that having interested persons serve on the Boards brings corporate and financial viewpoints that are, in each Board’s view, crucial elements in its decision-making process. The leadership structure of the Boards may be changed at any time and in the discretion of each Board, including in response to changes in circumstances or the characteristics of the Monetta Funds.

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Although each Board has general criteria that guide its choice of candidates to serve on the Board, there are no specific required qualifications for Board membership. Each Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Board member represent a diversity of backgrounds, experiences and a variety of complementary skills. Each Board member has at least five years of experience as a Director of Monetta Fund and as a Trustee of Monetta Trust.  Additionally, each of the Board members has served in a managerial or officer capacity of either a company in the financial services industry or of a public company (or a subsidiary thereof).  Furthermore, each of the Boards has determined that Messrs. Ogan and Guy and Ms. Hodges possess the requisite attributes, and has acquired such attributes through his or her educational and professional experiences, to qualify as an audit committee financial expert pursuant to Section 407 of the Sarbanes-Oxley Act and as defined by Item 3 of Form N-CSR.

It is the Directors’ and Trustees’ belief, respectively, that this management structure and mix of skills allows the Board of Directors of Monetta Fund and the Board of Trustees of Monetta Trust, as a whole, to oversee the business of Monetta Fund and Monetta Trust in a manner consistent with the best interests of the Funds’ shareholders. When considering potential nominees to fill vacancies on either Board, and as part of its annual self-evaluation, each Board will review the mix of skills and other relevant experiences of the Board members. The specific talents which either Board’s Nominating Committee will seek in a candidate depends upon the respective Board’s needs at the time a vacancy occurs.

The table above provides professional experience of each Director on an individual basis. This disclosure includes the length of time serving the Monetta Fund and Monetta Trust, other directorships held, and their principal occupation during the past five years. In light of the Monetta Fund’s and Monetta Trust’s business and structure, the experience of each Board member is beneficial for overseeing the business of the Funds.

Risk Management and Oversight

As registered investment companies, Monetta Fund, Inc. and the Monetta Trust (collectively, the “Monetta Family”) are subject to a variety of risks, including investment-related risks, financial risks, compliance risks and operational risks. As part of its overall activities, each Board reviews the management of the Monetta Family’s risks by the Adviser, by the Monetta Family’s service providers, as well as by Monetta Family’s Chief Compliance Officer (“CCO”). The responsibility to manage the Monetta Family’s risk management structure on a day-to-day basis is within the Adviser’s overall investment management responsibilities. The Adviser has its own, independent interest in risk management.

Each Board recognizes that it is not possible to identify all of the risks that may affect a fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Each Board discharges risk oversight as part of its overall activities, through the delegation of such oversight to its Audit Committee and CCO. In addressing issues regarding the Monetta Family’s risk management between meetings, appropriate representatives of the Adviser communicate with the Boards, the CCO (who is directly accountable to the Board), and independent counsel to the Boards. As appropriate, the Board members confer among themselves, with the CCO, the Adviser, other service providers, and counsel to the Boards, to identify and review risk management issues that may be placed on each full Board’s agenda.

The Audit Committee also assists each Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the annual audits and financial accounting and reporting matters. The Executive Committee, as necessary, reviews and makes recommendations concerning pricing of the Monetta Family’s portfolio securities.  Each Committee presents reports to its respective Board that may prompt further discussion of issues concerning the oversight of the Monetta Family’s risk oversight and management.

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The CCO assists each Board in overseeing the significant investment policies of the relevant funds. The CCO monitors these policies. Each Board receives and considers the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs. Each Board also receives and considers reports from the CCO throughout the year. As part of its oversight responsibilities, each Board has approved various compliance policies and procedures.

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Standing Committees of the Boards

Audit Committee

Each of the Fund and Trust has an Audit Committee, each of which is comprised entirely of independent Directors and Trustees.  Mark Ogan, John Guy and Marlene Z. Hodges, all of the Fund’s independent Directors and all of the Trust’s independent Trustees, currently sit on both Audit Committees.  The Audit Committee reviews financial statements and other audit-related matters for the Fund and the Trust.  The Audit Committee also holds discussions with management and with the Registered Independent Public Accounting Firm concerning the scope of the audit and the auditor's independence. The Boards have also delegated to their respective Audit Committee the duty to oversee and manage, respectively, the Fund’s and Trust’s exposure to material risks and the management of those risks. The Audit Committee normally meets twice a year and, if necessary, more frequently.  The Audit Committee met twice during calendar year 2009.  The Audit Committee operates under a written charter.

Nominating Committee

The Nominating Committee was created in 2000 and is comprised entirely of independent Directors and Trustees.  Mark Ogan and John Guy currently sit on the Nominating Committee.  The Nominating Committee meets as often as deemed appropriate by the members.  The Nominating Committee did not meet during calendar year 2009.  The Fund and the Trust do not elect directors or trustees annually, since each director or trustee serves until retirement, removal, resignation or death.  The Nominating Committee reviews and nominates persons to serve as members of the Board of Directors and Board of Trustees, and reviews and makes recommendations concerning the compensation of the independent Directors and Trustees.  The Nominating Committee does not have a charter.  When the Boards determine to seek a candidate to become a director or trustee, the Committee will review men or women of proven character and talents who qualify as an independent director or trustee.  The specific talents sought by the Committee will depend on perceived needs at the time the vacancy arises, including how a potential candidate would affect the respective Boards’ diversity.  The Committee has the authority to retain third parties that may receive compensation for identifying or evaluating candidates.

When the Boards seek a candidate, the Committee may consider recommendations of qualified candidates from a variety of sources, including other directors or trustees (including non-interested directors or trustees) and shareholders.  Shareholders may propose nominees by writing to the Nominating Committee, in care of the Secretary of the Monetta Fund and Monetta Trust, at 1776-A South Naperville Road, Suite 100, Wheaton, Illinois 60189.

Executive Committee

The Executive Committee, which includes Robert Bacarella, Marlene Hodges and Mark Ogan, meets between meetings of the Boards and is authorized to exercise all of the Boards' powers.  In particular, the Executive Committee meets to review and make recommendations concerning pricing of the Fund's or Trust's portfolio securities when a particular security cannot be properly valued.  The Executive Committee met twelve times via telephone or electronic mail during 2009 to approve the monthly and quarterly dividend distributions.

Compensation Committee

Neither the Fund nor the Trust has a Compensation Committee.

Directors' and Trustees' Fund Holdings

As of December 31, 2009, the Directors and Trustees had invested the following amounts in the Fund, the Trust and in all funds managed by the Adviser.  Investments are listed in the following ranges: none, $1-10,000, $10,001-50,000, $50,001-100,000 and over $100,000:

Name	Monetta Fund	Monetta Trust	Total Invested in All Funds*
Robert S. Bacarella	over $100,000	Young Investor Fund over $100,000 Mid-Cap Fund over $$50,000 -100,000 Bond Fund over $100,000	over $100,000
John W. Bakos	$10,001-$50,000	Young Investor Fund None Mid-Cap Fund None Bond Fund None	$10,001-$50,000
John L. Guy	$1-$10,000	Young Investor Fund None Mid-Cap Fund $1- $10,000 Bond Fund None	$1-$10,000
Marlene Z. Hodges	$10,001-$50,000	Young Investor Fund None Mid-Cap Fund None Bond Fund None	$10,001-$50,000
Mark F. Ogan	$1-$10,000	Young Investor Fund None Mid-Cap Fund $1- $10,000 Bond Fund None	$1-$10,000

*Total invested in all funds is the aggregate dollar range of investments in all four funds overseen by each individual Director and Trustee and managed by the Adviser.

No director who is not an interested person of the Funds, nor immediate family members, owns beneficially or of record securities of the Trust's or Fund's investment adviser, principal underwriter, or any person directly or indirectly controlling, controlled by, or under common control with the above listed companies.

Directors' and Trustees' Affiliations and Transactions

None of the independent Directors and Trustees (or their immediate family members) own any securities issued by the Monetta Fund's or Monetta Trust's investment adviser, sub-advisers, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.  Robert Bacarella and John Bakos own shares of the Adviser and are considered inside Directors and Trustees.

None of the independent Directors and Trustees (or their immediate family members) during the last two calendar years have had any direct or indirect interest, the value of which exceeds $120,000, in the Monetta Fund's or Monetta Trust's investment adviser, sub-advisers, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

None of the independent Directors or Trustees (or their immediately family members) have had any material interest in any transaction, or series of transactions, during the last two calendar years, in which the amount exceeds $120,000 and to which any of the following persons was a party: Monetta Fund, Monetta Trust, any series of the Monetta Trust, an officer of the Monetta Fund or the Monetta Trust, any fund or hedge fund managed by the Adviser, or the Monetta Fund's or Monetta Trust's investment adviser, sub-advisers, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

None of the independent Directors or Trustees (or their immediately family members) have had any direct or indirect relationships during the last two years, in which the amount exceeds $120,000 and to which any of the following persons was a party: Monetta Fund, Monetta Trust, any series of the Monetta Trust, an officer of the Monetta Fund or the Monetta Trust, any fund or hedge fund managed by the Adviser, or the Monetta Fund's or Monetta Trust's investment adviser, sub-advisers, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

None of the officers of the Monetta Fund's or Monetta Trust's investment adviser, sub-advisers, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies have served during the last two years on the board of directors of a company where an independent Director or Trustee (or their immediate family members) served as an officer.

INVESTMENT ADVISER AND SUB-ADVISER

Adviser

The investment adviser for the Monetta Fund and Monetta Trust is Monetta Financial Services, Inc., ("MFSI").  Under separate Investment Advisory Agreements, dated December 3, 2001, the Adviser provides various services to the Monetta Fund and Monetta Trust.  A description of the responsibilities of the Adviser appears in the "Management" section of the Prospectus.

A Management Agreement between each Fund and the Adviser will remain in effect as to a Fund indefinitely, provided continuance is approved at least annually by vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Trust; and further provided that such continuance is also approved annually by the vote of a majority of the Directors of the Monetta Fund and Trustees of the Monetta Trust who are not parties to the Management Agreement or “interested person”, as that term is defined in the 1940 Act (the “Independent Trustees”), of parties to the Management Agreement or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.  The Management Agreement may be terminated without penalty by the Funds or the Adviser upon 60 days’ prior written notice; it automatically terminates in the event of its assignment.

Pursuant to the Management Agreement, the Adviser is responsible for determining the investment selections for a Fund in accordance with the Fund’s investment objectives and policies stated above, subject to the direction and control of the respective Boards.  The Adviser pays the salaries and fees of all officers and Trustees who are affiliated persons of the Adviser.  The Adviser also provides the Funds with office space and furnishes executive and other personnel to the Funds and is responsible for providing or overseeing the Funds’ day-to-day management and administration.  Administrative services are provided by Fund Services Group, LLC an affiliate of the Adviser (refer to “Service Providers” section of the SAI).

Robert S. Bacarella owns 76.7% of the outstanding voting stock of the Adviser.  John W. Bakos (Interested Director/Trustee) owns 2.2%, and Maria C. DeNicolo (CCO of the Adviser and Funds) owns 1.1% of the outstanding voting stock of the Adviser.

For the services provided to the Funds, the Adviser is paid a monthly fee, based on a percentage of the average net assets of each fund.  Investment management fees paid by each fund, for the fiscal years ended December 31, 2009, 2008, and 2007, are as follows:

Investment Management Fees

FUND	2009	2008	2007
Monetta Fund	$373,772	$499,619	$575,628
Monetta Trust-
Young Investor Fund	$4,621	3,363	2,451
Mid-Cap Fund	$20,881	27,969	45,633
Bond Fund	$25,174	17,084	22,056

The Adviser has contractually agreed to cap the Young Investor Fund’s expense ratio at 1.00%, through December 31, 2012.  The expense Example in this Fund’s prospectus assumes the continuation of the contractual agreement.  The Adviser reimbursed the Fund $55,713, $53,148 and $67,751 for 2009, 2008 and 2007, respectively.

The Funds pay all operating expenses not expressly assumed by the Adviser, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities, except that as noted above, the Adviser must reimburse the Young Investor Fund if its annual expenses (excluding brokerage, taxes, interest, expenses under the Rule 12b-1 Plan of Distribution discussed below, and extraordinary items) exceeds 1.00% of the Fund’s average daily net assets.  There can be no assurance that the Young Investor Fund’s expenses will be limited after December 31, 2012.

Portfolio Managers

The Adviser manages the Monetta, Young Investor and Mid-Cap Funds through the use of co-managers.  Mr. Robert S. Bacarella and Mr. Robert J. Bacarella co-manage the Monetta Fund, Young Investor Fund and Mid-Cap Fund by collaborating on all investment decisions.

Mr. Robert S. Bacarella has been Chairman and CEO of the Adviser since October 1996; Director of the Adviser since 1984; and President of the Adviser from 1984 to 1996 and April 1997 to present.  He served as the portfolio manager or co-manager of the Monetta Fund, Young Investor Fund and Mid-Cap Fund since inception.  He served as the portfolio manager of the Bond Fund and the Government Money Market Fund from November 1996 through November 2001 and co-manager of the Government Money Market Fund from November 2001, through the Fund’s liquidation date of December 18, 2009.  He served as manager of the Fund from January 27, 2009 through April 6, 2009.  Mr. Bacarella was Director - Pension Fund Investments for Borg-Warner Corporation until 1989.  He received his Bachelors Degree in Finance and Accounting from St. Joseph's College and his MBA from Roosevelt University.

Mr. Robert J. Bacarella joined the Adviser in September 2008 as a security analyst and became co-manager of the Monetta Fund, Young Investor Fund and Mid-Cap Fund in December 2009.  Prior to joining the Adviser, Mr. Bacarella was audit manager at MidAmerica Bank from 2005 to 2008, was a senior auditor at JPMorgan Chase from 2002 to 2005, and Ernst & Young LLP from 1999 to 2002.  He received his Bachelor’s Degree in Accounting and Management Information Systems from Miami University and his MBA from DePaul University.  He is a Certified Public Accountant and has successfully completed Level I of the Chartered Financial Analyst designation.

Other Accounts Managed

The portfolio manager of the Adviser does not manage portfolios other than those of the Monetta Fund and Monetta Trust.  The Adviser’s only clients are those two Investment Companies.  In the past, the Adviser has had other advisory arrangements with other separate accounts, but the Adviser currently has no such arrangements and does not manage any accounts other than the Fund and the Trust.   The following table lists the number and types of accounts managed by the portfolio manager and assets under management in those accounts as of March 31, 2010:

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Portfolio Manager	Registered Investment Company Accounts	Total Assets Managed (-000s)
Robert S. Bacarella	4	$70,149
Robert J. Bacarella	3	$58.484

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Potential conflicts of interest may arise between the funds managed by the Adviser, for example between those funds where the Adviser has agreed to waive its fees and those funds where the Adviser has not so agreed.  The Adviser allocates investment decisions across all the funds in a particular strategy in order to limit the conflicts involved in managing multiple funds.  Differences in investments are a result of individual fund investment strategies and restrictions or the timing of additions and withdrawals of amounts subject to account management.

Compensation

Following is a description of the structure of, and method used to determine the compensation received by the funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended December 31, 2009.

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation(Including Any Differences in Method Between Account Types)
Robert S. Bacarella	Salary/Bonus	Monetta Financial Services, Inc.	Robert S. Bacarella receives compensation that is a combination of salary and a bonus based on the profitability of Monetta Financial Services, Inc., the Adviser.
Robert J. Bacarella	Salary/Bonus	Monetta Financial Services, Inc.	Robert J. Bacarella receives compensation that is a combination of salary and a bonus based on the profitability of Monetta Financial Services, Inc., the Adviser.

The dollar range of shares beneficially owned, for the year ended December 31, 2009, are as follows:

Robert S. Bacarella

Monetta Fund $500,001 - $1,000,000

Monetta Trust-

   Young Investor Fund $100,001 - $500,000

   Mid-Cap Fund $50,001 - $100,000

   Bond Fund $100,001 - $500,000

Robert J. Bacarella

Monetta Fund $10,001 - $50,000

Monetta Trust-

   Young Investor Fund $10,001 - $50,000

   Mid-Cap Fund $1,001 - $10,000

   Bond Fund $1,001 - $10,000

Sub-Adviser

Orion Capital Management, Inc.

The investment sub-adviser for the Bond Fund is Capital Management, Inc., an Illinois corporation (“Orion”). Orion is controlled by James W. Kyle, its President, Director and sole shareholder.  Under a separate Investment Sub-Advisory Agreement, dated June 1, 2009, with the Adviser, Orion provides investment services for the Monetta Trust Orion/Monetta Intermediate Bond Fund (“Bond Fund”).  From April 7, 2009 through May 31, 2009, Orion was the Interim Sub-Adviser to the Fund.

The Sub-Adviser manages the Bond Fund through the use of co-managers.  Mr. George M. Palmer, Jr. and Mr. Stephen D. Cummings, Jr. co-manage the Bond Fund by collaborating on all investment decisions.

Under the Investment Sub-Advisory Agreement, approved by the Fund’s Shareholders at a Special Meeting held on June 1, 2009, Orion’s annual fee is 0.25% of the average daily net assets of the Bond Fund.  This fee is paid entirely by the Adviser, and will not result in any additional costs to the Bond Fund.

The following table lists the number and types of accounts managed by the portfolio manager and assets under management in those accounts as of March 31, 2010:

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Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accts	Assets Managed (-000s)	Total Assets Managed (-000s)
George M. Palmer, Jr.	1	$11,665	0	$0	509	$108,459	$120,124
Stephen D. Cummings, Jr.	1	$11,665	0	$0	509	$108,459	$120,124

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Messrs. Palmer and Cummings allocate investment decisions across all the accounts in a particular strategy in order to limit the conflicts involved in managing multiple accounts.  Differences in investments are a result of individual client account investment strategies and restrictions or the timing of additions and withdrawals of amounts subject to account management.

Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)
George M. Palmer, Jr.	Salary/Bonus	Orion	George M. Palmer, Jr. receives compensation that is a combination of salary and a bonus based on the profitability of Orion, the Sub-Adviser.
Stephen D. Cummings, Jr.	Salary/Bonus	Orion	Stephen D. Cummings, Jr. receives compensation that is a combination of salary and a bonus based on the profitability of Orion, the Sub-Adviser.

Neither Mr. Palmer nor Mr. Cummings had beneficial ownership in the Bond Fund as of December 31, 2009

A description of the sub-adviser appears in the "Management" section of the Funds’ Prospectus.

Code of Ethics

The Funds, Adviser, Sub-Adviser and Administrator (collectively, the “Monetta entities”) have adopted a combined Code of Ethics that meets the requirements of Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisers Act of 1940 (the “Code of Ethics”).  The Code of Ethics was designed to ensure that the interests of the Funds' shareholders come before the interests of the people who manage the Funds.  Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying or selling any equity securities or any securities sold in private placements in which the person has, or by reason of the transaction acquires, any direct or indirect beneficial ownership without the prior approval of the Funds' compliance officer.  A copy of the Code of Ethics is on public file with, and available from, the Securities and Exchange Commission.  It is also available on the Funds’ website, www.monetta.com.

SERVICE PROVIDERS

Fund Accountant and Administrator

The Adviser’s affiliate, Fund Services Group, LLC (“FSG”), provides administrative services to the Monetta Fund and Monetta Trust.  FSG is 45.5% owned by Monetta Financial Services, Inc. and 45.5% owned by Ambassador Capital Management, LLC.  The remaining 9% is owned by Maria C. DeNicolo of FSG.  Administrative/accounting fees charged by FSG may be paid by the Funds to the extent permitted under the Advisory Agreements dated December 3, 2001.  For the year ended December 31, 2009, the Funds paid FSG the following fees for administrative/accounting services: Monetta Fund $59,999; Mid-Cap Fund $20,002; Bond Fund $24,995; and the Government Money Market Fund (which was liquidated on 12/18/2009) $3,243.

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Distributor

Effective May 1, 2002, the shares of each fund are offered for sale on a continuous basis through Quasar Distributors, LLC, ("Distributor"), a registered broker-dealer, pursuant to written Distribution Agreements with the Monetta Fund and the Monetta Trust.  Prior to May 1, 2002, the Funds were distributed through Funds Distributor, Inc.  The agreements with Quasar were initially for a period of two years and then continue from year to year, provided such continuance is approved annually (i) by a majority of the Board members or by a majority of the outstanding voting securities of each fund and (ii) by a majority of the Board members who are not parties to the Agreements or interested persons of any such party.  There are no sales commissions or charges directly to shareholders of the Monetta Trust, and for the Monetta Fund, the Adviser pays all the fees and expenses of the Distributor.

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As agent, the Distributor offers shares of the Monetta Fund to investors at net asset value, without sales commissions or other sales load.  The Distributor offers all of the Funds' shares only on a best-efforts basis.

The distribution of shares for each fund of the Monetta Trust is discussed below in the section titled “Distribution of Monetta Trust Shares – Rule 12b-1 Plan”.

Quasar Distributors, LLC’s principal business location is 615 East Michigan Street, Milwaukee, WI 53202.

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Transfer Agent

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 has been retained by the Funds to act as transfer agent, dividend disbursing agent and shareholder servicing agent.  Its responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing quarterly statements to shareholders regarding their accounts.

Custodian

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202, acts as the transfer agent and U.S. Bank, N.A., 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212 is the custodian for the Funds.  It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds and performing other administrative duties, all as directed by authorized persons of the Funds.  The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds.  The Funds have authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law.  The Funds may invest in obligations of the custodian and may purchase from, or sell securities to, the custodian.

Sub-Transfer Agent

Firms that establish omnibus accounts and provide substantially the same services to their clients as are provided by USBFS to direct shareholders of the Funds may receive sub-transfer agent fees for such services from the respective Fund.  Such fees may not exceed the amounts set by the Board of Directors of the Monetta Fund and the Board of Trustees of the Trust, including a majority of the Independent Directors/Trustees.  In certain instances, distributors or servicing agents may charge higher fees than the Funds’ Boards have approved.  In these cases, the Adviser pays the additional amount.

In an omnibus account, the Funds maintain a single account in the name of a financial intermediary such as a broker, dealer, record-keeper or other service provider and the financial intermediary maintains all of the individual shareholder accounts.  Likewise, for many retirement plans, a third party administrator may open an omnibus account with the Funds and the administrator will then maintain all of the participant accounts.  The Distributor (and, in certain cases, the Adviser), on behalf of the Funds, enters into agreements whereby the Funds are charged by the financial intermediary or administrator for record-keeping and shareholder services.  Certain of those agreements are described in this Statement of Additional Information.

Record-keeping and shareholder services typically include: (i) establishing and maintaining shareholder accounts and records; (ii) recording shareholder account balances and changes thereto; (iii) arranging for the wiring of funds; (iv) providing statements to shareholders; (v) furnishing proxy materials, periodic reports of the Funds, prospectuses and other communications to shareholders as required; (vi) transmitting shareholder transaction information; and (vii) providing information in order to assist the Funds in their compliance with federal and state securities laws.  Each Fund typically would be paying these shareholder servicing fees directly, were it not that the financial intermediary holds all customer accounts in a single omnibus account with the Funds.

Independent Registered Public Accounting Firm

KPMG LLP (“KPMG”), 303 East Wacker Drive, Chicago, Illinois 60601, serves as registered independent public accountants for each of the Funds.  KPMG audits and reports on the Funds’ annual financial statements, reviews certain regulatory reports and prepares the Funds’ federal, state and excise tax returns, consults on financial accounting and reporting matters, meets with the Audit Committee of the Funds Boards, and performs other professional accounting, auditing and tax services when engaged to do so by the Funds.  Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Greenberg Traurig, LLP, 77 West Wacker Drive, Suite 3100, Chicago, Illinois 60601, serves as counsel to the Funds and the Independent Trustees.

DISTRIBUTION OF MONETTA TRUST SHARES – RULE 12b-1 PLAN

Distribution Plans

Each of the funds of the Monetta Trust has adopted Service and Distribution Plans under which such plans reimburse the Distributor for some of its distribution expenses.  The Service and Distribution Plans were approved by the Board of Trustees of the Monetta Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940.  Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares.  Payments pursuant to a Service and Distribution Plan are included in the operating expenses of the Fund.

Payments under the Service and Distribution Plan may be up to an annual rate of 0.25% of the average daily net asset value for each of the funds of the Monetta Trust.  Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling shares, servicing its shareholders and maintaining its shareholder accounts.  Normally, servicing fees are paid at an annual rate of 0.25% of the average net asset value of the accounts serviced and maintained on the books of each fund of the Monetta Trust.

Additional Information Concerning the Distribution Plans.  In addition, to the extent that any investment advisory fees paid by the funds of the Monetta Trust may be deemed to be indirectly financing any activity that primarily is intended to result in the sale of fund shares within the meaning of Rule 12b-1, the Service and Distribution Plans authorize the payment of such fees.

The Service and Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1 or unless earlier terminated by vote of the majority of the Independent Trustees or a majority of a fund’s outstanding class of shares.  The Distributor is required to furnish quarterly written reports to the Board of Trustees detailing the amounts expended under the Service and Distribution Plans.  The Service and Distribution Plans may be amended, provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1.  Currently, Rule 12b-1 provides that as long as the Service and Distribution Plans are in effect, the Monetta Trust must commit the selection and nomination of candidates for new Independent Trustees to the sole discretion of the existing Independent Trustees.

The principal types of activities, for which 12b-1 payments have been made and/or incurred, for the Monetta Trust (excluding the Government Money Market Fund), during the fiscal year ended December 31, 2009, are as follows:

	Young Investor Fund	Mid-Cap Fund	Bond Fund
Advertising	$0	$0	$0
Printing and mailing of Prospectus to other than current shareholder	0	0	0
Compensation to personnel	0	0	0
Compensation to Broker-Dealers	145	326	13,797
Compensation to Sales Personnel	0	0	0
Other –State registration filing fees	0	1,211	151
Other –Distributor charges	1,955	6,203	3,948
Other –Marketing expenses	0	0	0

It is the opinion of the Board of Trustees that the 12b-1 Plan is necessary to maintain a flow of subscriptions to offset redemptions and to encourage sales of shares to permit the funds of the Monetta Trust to reach an economically viable size.  Redemptions of mutual fund shares are inevitable.  If redemptions are not offset by subscriptions, a fund shrinks in size and its ability to maintain quality shareholder services declines.  Eventually, redemptions could cause a fund to become unprofitable.  Furthermore, an extended period of significant net redemptions may be detrimental to the orderly management of the portfolio.  The offsetting of redemptions through sales efforts benefits shareholders by maintaining the viability of a fund.  Additional benefits may accrue from net sales of shares relative to portfolio management and increased shareholder servicing capability.  Increased assets enable a fund to further diversify its portfolio, which spreads and reduces investment risk while increasing opportunity.  In addition, increased assets enable the establishment and maintenance of a better shareholder servicing staff, which can respond more effectively and promptly to shareholder's inquiries and needs.

PORTFOLIO TRANSACTIONS AND BROKERAGE

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The Adviser has discretion to select brokers, dealers and market makers to execute portfolio transactions.  The main objective is to seek the best combination of net price and execution for the Funds.  When executing transactions for the Funds, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission.  Transactions of the Funds in the over-the-counter market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

In selecting brokers or dealers to execute particular transactions and in evaluating the best net price and execution available, the Adviser is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations (specifically the quotations necessary to determine the Funds' asset values) and other information provided to the Funds or the Adviser.  The Adviser is also authorized to cause the Funds to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.  The Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Adviser exercises investment discretion.  It is possible that certain of the services received by the Adviser attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by the Adviser.

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In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser in managing the Funds' investment portfolios.  In some cases, such information, including data or recommendations concerning particular securities, relates to the specific transaction placed with the broker.  In general, however, the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects useful to the Adviser in advising the Funds.

The Adviser is the principal source of information and advice to the Funds and is responsible for making and initiating the execution of investment decisions by the Funds.  However, the respective Boards recognize that it is important for the Adviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions.  In compensating brokers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds.  The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser in providing management services to the Funds is not determinable. In addition, it is understood by the respective Boards that other clients of the Adviser might also benefit from the information obtained for the Funds, in the same manner that the Funds might also benefit from the information obtained by the Adviser in performing services for others.

As permitted by the 1940 Act and the rules and SEC guidance thereunder, the Funds may enter into "Directed Brokerage Payment Arrangements".  In directed brokerage arrangements, the Funds can use their commission dollars to offset fund-operating expenses such as transfer agent fees, custodial fees, audit and legal fees, and printing of shareholders reports.  As of December 31, 2009, arrangements had been made with various brokers, although these arrangements do not necessitate the use of the respective broker.  Various fund expenses paid for indirectly through directed brokerage agreements (soft dollars), such as legal, audit, tax, pricing service, rating agency and printing, for the years ended December 31, 2009 and December 31, 2008, respectively, are as follows: Monetta Fund, $5,197 and $7,834; Mid-Cap Fund, $2,111 and $3,026; Young Investor Fund, $1,296 and $2,290 and Bond Fund, $4,947 and $3.297, respectively.

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The following table shows the aggregate amount of brokerage commissions paid by each Fund for the periods indicated:

	As of December 31
	2009	2008	2007
Monetta Fund	$309,524	$200,817	$243,892
Young Investor Fund	$5,331	$3,640	$462
Mid-Cap Fund	$26,260	$24,984	$24,991
Bond Fund	$410	$0	$0

The changes in the brokerage commissions in the three years noted are the result of changes in the asset levels, increases and decreases in the amount of securities bought and sold, and turnover rates of the Funds.

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All fixed income securities transactions of the Bond Fund in 2009, 2008 and 2007 were executed on a principal basis.  That is to say, a mark-up or mark-down was taken by the broker rather than the broker charging a separate commission.  In 2009, the Bond Fund purchased ETF’s.  The aggregate dollar amounts of the ETF transactions total $522,354 resulting in commissions paid in 2009 by the Bond Fund in the amount of $410.

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For the fiscal years ended December 31, 2009, 2008 and 2007, aggregate dollar amounts of transactions involving the payment of commissions by each fund were as follows:

Monetta Fund	2009	2008	2007
Agency trades	$139,079,371	$165,771,021	$222,570,696
Principal trades	-0-	-0-	-0-
Sub-total	139,079,371	165,771,021	222,570,696
Short-term securities	70,635,924	65,784,015	84,270,682
Total transactions	209,715,295	231,555,036	306,841,378

Monetta Trust:

Young Investor Fund	2009	2008	2007
Agency trades	$2,245,036	$1,723,445	$462,920
Principal trades	-0-	-0-	-0-
Sub-total	2,245,036	1,723,445	462,920
Short-term securities	1,768,850	961,600	537,643
Total transactions	4,013,886	2,685,045	1,000,563

Mid-Cap Fund	2009	2008	2007
Agency trades	$10,355,912	$15,040,940	$16,889,968
Principal trades	-0-	-0-	-0-
Sub-total	10,355,912	15,040,940	16,889,968
Short-term securities	8,225,022	9,510,634	7,680,000
Total transactions	18,580,934	24,551,574	24,569,968

Aggregation and Allocation of Trades

The Adviser typically aggregates Funds purchase or sale orders into blocks for execution in order to achieve more efficient execution, lower per share brokerage costs and, in the aggregate, better and fairer prices.  Where purchases or sales are made on a block basis, price and per share commission and transaction costs are allocated to each advisory client on a pro rata basis subject to available cash, account restrictions, directed brokerage, and other relevant investment factors.  The Adviser endeavors to allocate investment opportunities fairly over time. The Adviser will not favor any Fund account.

The Adviser and its affiliates, Officers, Directors and employees may, from time to time, have long or short positions in, and buy or sell, the securities or derivatives of companies held, purchased or sold by the Funds.  The Adviser has adopted guidelines to avoid any conflict of interest between the interests of Monetta Trust, Monetta Fund, affiliates, Officers, Trustees, Directors and employees.  In any situation where the potential for conflict exists, transactions for the Funds take precedence over any Adviser or affiliate transactions.  Guidelines include a restriction on trading in any security which the Adviser knows, or has reason to believe, is being purchased or sold or considered for purchase or sale by a mutual fund until these transactions have been completed or considered abandoned.

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The Adviser does not execute personal trades for its employees, officers, or directors.

PORTFOLIO TURNOVER

Portfolio turnover is a function of individual stock price volatility, reflecting both price direction and volume.  The Monetta Fund and the Mid-Cap Fund normally pursue a selling discipline that seeks to preserve capital gains and limit losses.  This approach can result in above-average trading volume, especially during periods of decline.  Under normal market conditions, the Young Investor Fund does not intend to execute an above-average amount of equity trading; however as a result of the volatile market conditions in 2009 and 2008, the Fund experienced unusually high turnover rates.  The table below sets forth the portfolio turnover rates of each Fund for the periods noted:

	Year Ended 12/31/2009	Year Ended 12/31/2008
Monetta Fund	182.3%	157.6%
Young Investor Fund	118.1%	130.2%
Mid-Cap Fund	200.1%	191.1%
Bond Fund	69.8%	79.4%

PROXY VOTING POLICY

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The Board of Directors of the Fund and the Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser.  The Adviser will vote such proxies in accordance with its Proxy Voting Policies and Procedures (the “Proxy Policies”), a summary of which may be found below.

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For any conflicts that may arise between the interests of a Fund and the interests of the respective investment advisers, principal underwriter, or any affiliated person(s) of the Funds, the Proxy Policies will be followed.

Proxy voting records for the Funds for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the Funds at 1-800-241-9772.  This information also is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Summary of Proxy Policies

In accordance with applicable regulations and law, the Adviser is providing this summary of its Proxy Policies concerning proxies voted by the Adviser on behalf of each Fund.  The Adviser has retained FSG for the purpose of receiving, cataloging and reporting the proxy.  The Adviser’s Proxy Policies are subject to change as necessary to remain current with applicable rules and regulations and the Adviser’s internal policies and procedures.

It is generally the policy of the Adviser to vote its investment responsibility shares in favor of proposals recommended by the Board.

The Adviser has established general guidelines for voting proxies on the Funds.  These generally guide the Adviser’s decision-making.  There may be cases in which particular circumstances lead the Adviser to vote an individual proxy differently than otherwise stated within its general proxy voting guidelines.  In certain circumstances, the Adviser may refrain from voting shares.

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For each proxy, the Adviser maintains records as required by applicable law.  Proxy voting information is provided to the Funds’ Boards on a quarterly basis.  A respective Fund’s shareholder may request a copy of the Adviser’s Proxy Voting Policies and Procedures, or a copy of the specific voting record for the respective Fund, by calling the Adviser at 1-800-MONETTA, or writing to Monetta Financial Services, Inc., 1776-A South Naperville Rd., Suite 100, Wheaton, IL 60189.

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MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Funds.  The Advisor does not currently intend to make such payments, but reserves the right to initiate payments in the future without notice to shareholders.  These payments may be divided into categories as follows:

Support Payments

Payments may be made by the Advisor to certain Financial Intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between each Fund’s representatives and Financial Intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events

The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to each Fund’s shares.

As of December 31, 2009 the Advisor does not have agreements with any firms to pay such Support Payments.  Future Support Payments may be structured in three ways:  (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of each Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds from certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 3:00 p.m., Central time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of a Fund’s shares is its NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Funds’ Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally 3:00 p.m., Central time.

The Funds reserves the right in its sole discretion (1) to suspend the continued offering of a Fund’s shares, (2) to reject purchase orders in whole or in part when in the judgment of the Advisor or such rejection is in the best interest of each Fund, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with each Fund’s objective and otherwise acceptable to the Advisor and the Fund’s respective Board.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell Fund shares any day the NYSE is open for regular trading.  Payments to shareholders for Fund shares redeemed directly from a Fund will be made as promptly as possible, but no later than seven days after receipt by the transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of each Fund’s shareholders.  Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of each Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Instructions

As described in the Prospectus, shareholders with telephone privileges established on their account may redeem up to $50,000 of a Fund’s shares by telephone.  Upon receipt of any instruction or inquiry from a person claiming to be a shareholder, each Fund or its authorized agents may carry out the instruction and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, each Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The transfer agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the transfer agent fails to employ reasonable procedures, a Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the transfer agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the transfer agent by telephone.  In this event, you may wish to submit a written request, as described in the Prospectus.  Telephone privileges may be modified or terminated without notice.

Redemptions In-Kind

The Trust has filed an election under SEC Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (1) $250,000 or (2) 1% of the net asset value of a Fund).  Each Fund has reserved the right to pay the redemption price of their shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although each Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  To the extent a Fund holds illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  Each Fund does not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

PRICING SHARES

Net Asset Value

The NAV per share of a Fund is determined every business day as of the close of the NYSE (generally 3:00 p.m. Central Time), and at such other times as may be necessary or appropriate.  The Funds do not determine NAV on certain national holidays or other days on which the NYSE is closed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV per share is computed by dividing the value of a Fund’s total assets, less its liabilities, by the total number of shares outstanding.

Certain brokers and certain designated intermediaries on their behalf may accept purchase and redemption orders.  The Funds will be deemed to have received such an order when the broker or the designee has accepted the order.  Customer orders are priced at the NAV next computed after such acceptance.  Such orders may be transmitted to the Funds or their agents several hours after the time of the acceptance and pricing.

The Funds strictly prohibit late day trading.  Orders for purchases and sales must be placed on or before the close of the NYSE to receive that day’s share price.  If an order is received after the close of the NYSE, the order is processed at the NAV next calculated on the following business day.  In addition, all broker-dealers and administrators are required by contract (and, in the case of broker-dealers, by regulation) to only execute orders that are placed at or before the close of the NYSE.  However, the Funds and their agents cannot ensure that orders transmitted to the Funds or their agents as orders received by the close of the NYSE on a given day were in fact received by the intermediary by that time.

Valuation

The Funds’ securities are valued as follows: Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded, and, in the case of securities reported on the NASDAQ system, are valued based on the NASDAQ Official Closing Price.  If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.  Debt securities having a maturity over 60 days are valued at the yield equivalent as obtained from a pricing source or one or more market makers for such securities.  Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

In the event that the Adviser determines that market quotations are not available for any security, a fair value of such security will be determined in accordance with procedures established by the Boards’ Executive Committee.  Market quotations also may be deemed unavailable in other contexts, where the Adviser reasonably believes a quotation does not reflect the price as of the market close.  The Funds have adopted procedures for monitoring significant events, which the Trust defines as an event that could materially affect the value of a security that has occurred between the time of the security’s last close and the time of which the NAV is calculated.  In the event the Adviser becomes aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Funds’ Boards.

Foreign securities may impose additional fair valuation considerations due to the potential for market timing activity.  For the purposes of valuation, the Funds define a foreign security as a security that trades solely or principally on a foreign exchange or other foreign market and for which no ADR, GDR or other receipt exists.  In the event that the Funds purchased a foreign security, additional procedures would be established and used as described in the valuation procedures established by the Board of Trustees.

DIVIDENDS, CAPITAL GAINS AND TAXES

Distributions

Dividends from net investment income and distributions from net gains from the sale of securities are generally made annually for the Monetta Fund, Young Investor Fund and Mid-Cap Fund, except for the Bond Fund which distributes dividends from net investment income on a monthly basis.  Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also typically be distributed by November 30 of each year.

Each Fund’s distribution is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Funds will issue a statement of the federal income tax status of all distributions to each shareholder.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund has elected to qualify and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Funds’ policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  However, the Funds can give no assurances that their distributions will be sufficient to eliminate such taxes.  To comply with the requirements of the Code, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which a Fund paid no federal income tax.  If a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

Each Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Funds.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  Under current law, a portion of the distributions paid by a Fund to individual shareholders may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent a Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends received deduction to the extent a Fund designates the amount distributed as a qualifying dividend and if holding period requirements are satisfied.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policy, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by a Fund may be eligible for treatment as qualified dividend income for individual shareholders and the dividends-received deduction for corporate shareholders.  However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The reduced tax rate or deduction may be reduced or eliminated if Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, the Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax currently at the rate of 28% in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies a Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

Each Fund in the Trust (Young Investor Fund, Mid-Cap Fund and Bond Fund) will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as they qualify as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax currently at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Funds under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

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SIGNIFICANT SHAREHOLDERS

Shares of the Fund and Trust owned by the Adviser, Trustees and Officers, as of March 31, 2010, were as follows:

	ADVISER		ADVISER TRUSTEES & OFFICERS
	SHARES	% OF FUND	SHARES	% OF FUND
Monetta Fund	1,275	0.04%	75,787	2.11%
Young Investor Fund	3,593	0.94%	41,661	10.91%
Mid-Cap Fund	2,208	0.49%	16,567	3.66%
Bond Fund	1,899	0.17%	27,338	2.45%

Ownership of a significant percentage of the outstanding shares of the Young Investor Fund, Mid-Cap Fund, Bond Fund reduces the number of other shares that must be voted in accordance with the Adviser's vote to approve or disapprove any proposal requiring the approval of the Shareholders of the Trust or of the Fund.

The following information sets forth as of March 31, 2010, the name and holdings of each person known by the Funds to be a record owner of more than 5% of the outstanding shares of the respective fund.  Other than as indicated below, the Funds are not aware of any shareholder who beneficially owns more than 5% of the Funds' total outstanding shares.

Young Investor Fund: Charles Schwab & CO, Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA, 46.4%; Mid-Cap Fund: Betty J. Wood Rev Living Trust, C/O Monetta Financial Services, Inc., 1776-A South Naperville Rd. Suite 100 Wheaton, IL 60189, 6.4%; and Bond Fund: US Bank NA Cust, Virgil Pontarelli IRA, C/O Monetta Financial Services, Inc., 1776-A South Naperville Rd. Suite 100 Wheaton, IL 60189, 6.0%

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PERFORMANCE INFORMATION

Yield

The Bond Fund may quote yield figures from time to time.  Yield is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period.  The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

The Yield formula is as follows:

YIELD = 2(((a-b/cd) + 1) - 1)

a = dividends and interest earned during the period (for this purpose, the fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated);

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

d = the net asset value of the fund.

The Bond Fund's yield for the 30 days ended December 31, 2009, was 2.71%.

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Performance Data

From time to time, each fund may give information about its performance by quoting figures in advertisements and sales literature.  These performance figures are based on historical results and are not intended to indicate future performance.  "Average Annual Total Return" represents the average annual compounded rate of return for the periods presented.  Periods of less than one year are not annualized.  Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the fund's portfolio.  Average annual total return is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     ERV = P(1+T)(n)

      P = the amount of an assumed initial investment of $1,000 in fund shares;

      T = average annual total return;

      n = number of years from initial investment to the end of the period

      ERV = ending redeemable value of $1,000 investment held until the end of such period.

This calculation: (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

"Average Annual Total Return After Taxes on Distributions" adjusts the before taxes quotation for the effects of paying the highest individual marginal federal income tax rate on distributions paid by each of the Funds.  Average annual total return after-taxes on distributions is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1+T)(n) = ATV(D)

      P = hypothetical initial payment of $1,000

      T = average annual total return (after taxes on distributions)

      n = number of years

      ATV(D) = ending redeemable value, after taxes on fund distributions but not after taxes on sale of fund shares, at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

"Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares" adjusts the after-taxes quotation for the effects of paying the highest individual marginal federal income tax rate on the sale of each fund's shares.  Average annual total return after taxes on distributions and sale of fund shares is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1+T)(n) = ATV(DR)

      P = hypothetical initial payment of $1,000

      T = average annual total return (after taxes on distributions and redemption)

      n = number of years

      ATV(DR) = ending redeemable value, after taxes on fund distributions and redemption, at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

Advertising Information

In advertising and sales literature, a fund may compare its yield and performance with that of other mutual funds, indices or averages of other mutual funds, indices of related financial assets or data and other competing investment and deposit products available from or through other financial institutions.  The composition of these indices or averages differs from that of the Funds.  Comparison of a fund to an alternative investment should be made with consideration of differences in features and expected performance.

All of the indices and averages used will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate.  A fund may also note its mention in newspapers, magazines or other media from time to time.  However, the Funds assume no responsibility for the accuracy of such data.  Newspapers and magazines which might mention a fund include, but are not limited to, the following:

      Business Week

Los Angeles Times

      Changing Times

Money

      Chicago Tribune

Mutual Fund Letter

      Chicago Sun-Times

Morningstar

      Crain's Chicago Business

Newsweek

      Consumer Reports

The New York Times

      Consumer Digest

Pensions and Investment

      Financial World

Personal Investor

      Forbes

Stanger Reports

      Fortune

Time

      Investor's Daily

USA Today

      Kiplinger's

U.S. News and World Report

      L/G No-Load Fund Analyst

The Wall Street Journal

When a newspaper, magazine, or other publication mentions a fund, such mention may include (i) listings of some or all of the fund's holdings, (ii) descriptions of characteristics of some or all of the securities held by the fund, including price-earnings ratios, earnings, growth rates and other statistical information and comparisons of that information to similar statistics for the securities comprising any of the indices or averages listed above and (iii) descriptions of the fund's or a portfolio manager's economic and market outlook.

A fund's performance is a result of conditions in the securities markets, portfolio management and operating expenses.  Although information such as that described above may be useful in reviewing a fund's performance and in providing some basis for comparison with other investment alternatives, it is not necessarily indicative of future performance and should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The Funds may also compare their performances to various stock indices (groups of unmanaged common stocks), including Standard & Poor's 500 Stock Index, the Value Line Composite Average, the Russell Indices, the NASDAQ Composite Index, the Dow Jones Industrial Average or to the Consumer Price Index or groups of comparable mutual funds, including rankings determined by Lipper Analytical Services, Inc. (an independent service that monitors the performance of over 1,000 mutual funds), Morningstar, Inc. or that of any another service.

The Funds may also cite its ranking, recognition or other mention by Morningstar.  Morningstar's ranking system is based on risk-adjusted total return performance and is expressed in a star-rated format.  The risk- adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly return less the 3-month Treasury bill return) from the fund's load-adjusted total return score.  This numerical score is then translated into ranking categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, and next 22.5% labeled two star, and the bottom 10% one star.  A high ranking reflects either above-average performance or below-average risk or both.


FINANCIAL STATEMENTS


The financial statements for the Funds, including the Statement of Assets and Liabilities and the Statement of Operations for the fiscal year ended December 31, 2009, and the Statements of Changes in Net Assets for the fiscal years ended December 31, 2009 and 2008, are included in the Funds’ Annual Report to shareholders for the fiscal year ended December 31, 2009.  Also included in the Annual Report are the financial highlights for the Funds. The Annual Report is incorporated herein by reference.  You may receive copies of the report, as well as the June 30 Semi-Annual Report, without charge by calling 1-800-MONETTA.


APPENDIX I - FIXED INCOME SECURITIES RATINGS

Corporate Bond and Commercial Paper Ratings

The following is a description of Moody’s Investors Service, Inc.’s bond ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

The following is a description of Standard & Poor’s Corporation’s investment grade bond ratings:

AAA: Bonds rated AAA are considered highest grade obligations.  They possess the ultimate degree of protection as to principal and interest.  They move with market interest rates, and thus provide the maximum safety on all counts.

AA: Bonds rated AA are high-grade obligations.  In the majority of instances, they differ from AAA issues only to a small degree.  Prices of AA bonds also move with the long-term money market.

A: Bonds rated A are upper medium grade obligations.  They have considerable investment strength, but are not entirely free from adverse effects of change in economic and trade conditions.  Interest and principal are regarded as safe.  They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB: Bonds rated BBB are medium grade obligations.  They are considered borderline between definitely sound obligations and those where the speculative element begins to predominate.  These bonds have adequate asset coverage and are normally protected by satisfactory earnings.  Their susceptibility to changing conditions, particularly to depressions, necessitates constant monitoring.  These bonds are more responsive to business and trade conditions than to interest rates.  This group is the lowest that qualifies for commercial bank investment.

The following is a description of Fitch, Inc. investment grade credit ratings:

AAA: Highest credit quality.  AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.  A ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Commercial paper rated A by Standard & Poor’s Corporation has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better; the issuer has access to at least two adequate channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well-established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.  The relative strength or weakness of the above factors determines whether an issuer’s commercial paper is rated A-1, A-2, or A-3.

Issuers rated Prime-1 by Moody’s Investors Services, Inc., are considered to have superior capacity of repayment of short-term promissory obligations.  Such repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The following is a description of Fitch, Inc. short-term credit ratings:

F1: Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

FORM N-1A

MONETTA TRUST

April 29, 2010

SECURITIES ACT OF 1933 Post-effective amendment no. 32

and

INVESTMENT COMPANY ACT OF 1940 Amendment no. 33

PART C - Other Information

ITEM 28. EXHIBITS

(a)    Agreement and Declaration of Trust (1)

(b)    Bylaws (1)

(c)    None

(d)(1) Investment Advisory Agreement dated December 3, 2001 with Monetta

        Financial Services, Inc. (3)

(d)(2) Sub-Advisory Agreement, dated June 1, 2009, with Orion Capital Management, Inc. (7)

(e)(1) Distribution Agreement dated May 1, 2002 with Quasar Distributors, LLC(2)

(e)(2) Amendment to Agreement dated May 1, 2007. (6)

(e)(3) Amendment to Agreement dated April 10, 2008. (6)

(e)(4) Amendment to Agreement dated November 5, 2009.  (8)

(f)    None

(g)    Custody agreement dated May 1, 2007 with U.S. Bank, N.A. (6)

(h)(1) Transfer agency agreement dated May 1, 2007 with U.S. Bancorp Fund Services,

        LLC(6)

(h)(2) Transfer agency Amendment to agreement dated November 5, 2009.  (8)

(h)(3) Agreement to waive fees and reimburse expenses related to the Monetta Young Investor Fund. Dated April 30, 2009. (7)

(h)(4) Blue Sky Compliance Servicing Agreement amendment to agreement dated

        November 5, 2009.  (8)

(i)(1) Opinion of counsel dated January 18, 1993 (1)

(i)(2) Opinion and consent of counsel with respect to the Monetta Young Investor Fund dated November 15, 2006 (5)

(i)(3) Opinion and consent of counsel dated April 29, 2010.  Filed herewith.

(j)    Consent of independent auditors (KPMG) dated April 28, 2010. Filed herewith.

(k)    Not applicable

(l)    Subscription agreement (1)

(m)    Service and Distribution Plan (1)

(n)    Not applicable

1

(o)    Not applicable

(p)    Code of Ethics (4)

(q)    Other Exhibits.  Powers of Attorney of John W. Bakos,

       John J. Guy, Jr., Mark F. Ogan and Marlene Z. Hodges as

       Trustees of Monetta Trust, dated April 29, 2003 (3)

(1)    Previously filed as an exhibit to post-effective amendment

       no. 8 to Registrant's registration statement on Form N-1A

       no. 33-54822, and incorporated herein by reference.

(2)    Previously filed as an exhibit to post-effective amendment

       no. 17 to Registrant's registration statement on form N-1A

       no. 33-54822, and incorporated herein by reference.

(3)    Previously filed as an exhibit to post-effective amendment

       no. 18 to Registrant's registration statement on form N-1A

       no. 33-54822, and incorporated herein by reference.

(4)    Previously filed as an exhibit to post-effective amendment

       no. 23 to Registrant's registration statement on form N-1A

       no. 33-54822, and incorporated herein by reference.

(5)

Previously filed as an exhibit to post-effective amendment

       no. 26 to Registrant’s registration statement on form N-1A

       no. 33-54822, and incorporated herein by reference.

(6)

Previously filed as an exhibit to post-effective amendment

no. 29 to Registrant’s registration statement on form N-1A

no. 33-54822, and incorporated herein by reference.

(7)

Previously filed as an exhibit to post-effective amendment

no. 30 to Registrant’s registration statement on form N-1A

no. 33-54822, and incorporated herein by reference.

(8)

Previously filed as an exhibit to post-effective amendment

no. 31 to Registrant’s registration statement on form N-1A

no. 33-54822, and incorporated herein by reference.

2

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item.  The information in the prospectus under the caption "Management of the Funds" and in the Statement of Additional Information under the captions "Investment Adviser" and "Directors/Trustees and Officers" is incorporated by reference.

ITEM 30  INDEMNIFICATION

Article VIII of the agreement and declaration of trust of registrant (exhibit (b) to this registration statement, which is incorporated herein by reference) provides in effect that registrant shall provide certain indemnification of its trustees and officers.  In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Monetta Financial Services, Inc. ("MFSI"), registrant's investment adviser, also acts as investment adviser to Monetta Fund, Inc.  The directors and officers of MFSI are: Robert S. Bacarella, Chairman, President and Director; Lynn H. Waterloo, Chief Financial Officer and Treasurer; and Maria C. DeNicolo, Chief Compliance Officer and Secretary.  The information in the Statement of Additional Information under the heading "Directors/Trustees and Officers" describing the principal occupations and other affiliations of Mr. Bacarella, Ms. Waterloo and Ms. DeNicolo are incorporated herein by reference.

3

ITEM 32.  PRINCIPAL UNDERWRITERS

(a)  Pursuant to information provided by Quasar Distributors, LLC (the "Distributor"), the registrant’s principal underwriter, the Distributor, also acts as principal underwriter for the following investment companies:

Fund Group Name	Fund Name
Academy Fund Trust	Academy Core Equity Fund
Academy Fund Trust	Academy Select Opportunities Fund
ActivePassive Funds	ActivePassive Large Cap Growth Fd.
ActivePassive Funds	ActivePassive Large Cap Value Fd.
ActivePassive Funds	ActivePasive Small/Mid Cap Growth Fd
ActivePassive Funds	ActivePasive Small/Mid Cap Value Fd
ActivePassive Funds	ActivePassive International Equity Fd
ActivePassive Funds	ActivePassive Emerging Mkts Equity Fd.
ActivePassive Funds	ActivePassive Intermediate Taxable Bd. Fd.
ActivePassive Funds	Active Passive Global Bond Fund
ActivePassive Funds	Active Passive Intermediate Municipal Bond Fund
AIP Alternative Strategies Funds	Alpha Hedged Strategies Fd
AIP Alternative Strategies Funds	Beta Hedged Strategies Fd
Akros Absolute Return Fund	Akros Absolute Return Fund
Al Frank Funds	The Al Frank Fund
Al Frank Funds	Al Frank Dividend Value Fund
Allied Asset Advisors Funds	Iman Fund
Alpine Equity Trust	Alpine Inter'l Real Estate Equity Fd
Alpine Equity Trust	Alpine Realty Income & Growth Fd
Alpine Equity Trust	Alpine U.S. Real Estate Equity Fd
Alpine Income Trust	Alpine Municipal Money Market Fd
Alpine Income Trust	Alpine Ultra Short Tax Optimized Fd
Alpine Series Trust	Alpine Dynamic Balance Fund
Alpine Series Trust	Alpine Dynamic Dividend Fund
Alpine Series Trust	Alpine Dynamic Financial Srvs. Fund
Alpine Series Trust	Alpine Dynamic Innovators Fund
Alpine Series Trust	Alpine Dynamic Transformations Fund
American Trust Allegiance Fund	The American Trust Allegiance Fd
Appleton Group	The Appleton Group Plus Fund
Ascentia Funds	Ascentia Alternative Stgies Fund
Brandes Investment Trust	Brandes Inst. Intnl Equity Fund
Brandes Investment Trust	Brandes Seperately Managed Account Reserve Trust
Brandes Investment Trust	Brandes Inst. Core Plus Fixed Income Fd.
Brandes Investment Trust	Brandes Inst. Enhanced Income Fund
Brandywine Blue Funds, Inc.	Brandywine Advisors Mid Cap Growth Fund
Brazos Mutual Funds	Brazos Growth Portfolio
Brazos Mutual Funds	Brazos Micro Cap Portfolio
Brazos Mutual Funds	Brazos Mid Cap Portfolio
Brazos Mutual Funds	Brazos Small Cap Portfolio
Bridges Investment Fund, Inc.	Bridges Investment Fund, Inc.
Bristlecone Value Fund	Bristlecone Value Fund
Buffalo Funds	Buffalo Balanced Fund
Buffalo Funds	Buffalo High Yield Fund
Buffalo Funds	Buffalo Large Cap Fund
Buffalo Funds	Buffalo Micro Cap Fund
Buffalo Funds	Buffalo Mid Cap Fund
Buffalo Funds	Buffalo Science & Technology Fd
Buffalo Funds	Buffalo Small Cap Fund
Buffalo Funds	Buffalo USA Global Fund
Buffalo Funds	Buffalo Jayhawk China Fund
Buffalo Funds	Buffalo International Fund
Capital Advisors Funds	Capital Advisor Growth Fund
Chase Funds	Chase Growth Fund
Chase Funds	Chase Mid Cap Growth Fund
Cookson Peirce	Cookson Peirce Core Equity Fund
Counterpoint Select Fund	Counterpoint Select Fund

4

Country Funds	Country Bond Fund
Country Funds	Country Growth Fund, Inc
Cullen Funds	Cullen High Dividend Equity Fund
Cullen Funds	Cullen International High Dividend Fd
Duncan-Hurst Funds	Duncan-Hurst CAN Slim Select Gwth
Edgar Lomax Value Fund	Edgar Lomax Value Fund
Empiric Funds, Inc.	Empiric Core Equity Fund
Everest Funds	Everest America Fund
Fairholme Fund	Fairholme Fund
FIMCO Funds	FIMCO Select Fund
First Amer Investment Funds, Inc.	Arizona Tax Free
First Amer Investment Funds, Inc.	Balanced
First Amer Investment Funds, Inc.	California Intermediate Tax Free
First Amer Investment Funds, Inc.	California Tax Free
First Amer Investment Funds, Inc.	Colorado Intermediate Tax Free
First Amer Investment Funds, Inc.	Colorado Tax Free
First Amer Investment Funds, Inc.	Core Bond
First Amer Investment Funds, Inc.	Equity Income
First Amer Investment Funds, Inc.	Equity Index
First Amer Investment Funds, Inc.	High Income Bond
First Amer Investment Funds, Inc.	Inflation Protected Securities
First Amer Investment Funds, Inc.	Intermediate Govt Bond
First Amer Investment Funds, Inc.	Intermediate Tax Free
First Amer Investment Funds, Inc.	Intermediate Term Bond
First Amer Investment Funds, Inc.	International
First Amer Investment Funds, Inc.	International Select Fund
First Amer Investment Funds, Inc.	Large Cap Growth Opportunities
First Amer Investment Funds, Inc.	Large Cap Select Fund
First Amer Investment Funds, Inc.	Large Cap Value
First Amer Investment Funds, Inc.	Mid Cap Growth Opportunities
First Amer Investment Funds, Inc.	Mid Cap Index
First Amer Investment Funds, Inc.	Mid Cap Value
First Amer Investment Funds, Inc.	Missouri Tax Free
First Amer Investment Funds, Inc.	MN Intermediate Tax Free
First Amer Investment Funds, Inc.	MN Tax Free
First Amer Investment Funds, Inc.	Nebraska Tax Free
First Amer Investment Funds, Inc.	Ohio Tax Free
First Amer Investment Funds, Inc.	Oregon Intermediate Tax Free
First Amer Investment Funds, Inc.	Real Estate Securities
First Amer Investment Funds, Inc.	Short Tax Free
First Amer Investment Funds, Inc.	Short Term Bond
First Amer Investment Funds, Inc.	Small-Mid Cap Core
First Amer Investment Funds, Inc.	Small Cap Growth Opportunities
First Amer Investment Funds, Inc.	Small Cap Index
First Amer Investment Funds, Inc.	Small Cap Select
First Amer Investment Funds, Inc.	Small Cap Value
First Amer Investment Funds, Inc.	Tax Free
First Amer Investment Funds, Inc.	Total Return Bond Fund
First Amer Investment Funds, Inc.	US Govt Mortgage
First Amer Investment Funds, Inc.	Quantitative Large Cap Core Fund
First Amer Investment Funds, Inc.	Quantitative Large Cap Growth Fund
First Amer Investment Funds, Inc.	Quantitative Large Cap Value Fund
First Amer Strategy Funds, Inc.	Income Builder Fund
First Amer Strategy Funds, Inc.	Strategy Aggressive Growth Alloc
First Amer Strategy Funds, Inc.	Strategy Growth and Income Alloc
First Amer Strategy Funds, Inc.	Strategy Growth Allocation
First Amer Strategy Funds, Inc.	Strategy Income Allocation
Fort Pitt Capital Group, Inc.	Fort Pitt Capital Total Return Fund
Fund X Funds	Fund X Aggressive Upgrader Fund
Fund X Funds	Fund X Conservative Upgrader Fd
Fund X Funds	Fund X Flexible Income Fund
Fund X Funds	Fund X Tactical Upgrader Fund
Fund X Funds	Fund X Upgrader Fund
Fund X Funds	Fund X Stock Upgrader Fund

5

Fund X Funds	Fund X ETF Upgrader Fund
Fund X Funds	Fund X ETF Aggressive Upgrader Fund
Fusion Funds	Fusion Global Long/Short Fund
Geneva Advisors All Cap Growth Fund	Geneva Advisors All Cap Growth Fund
Glenmede Fund, Inc.	Glenmede Core Fixed Income Port
Glenmede Fund, Inc.	Glenmede Government Cash Port
Glenmede Fund, Inc.	Glenmede International
Glenmede Fund, Inc.	Glenmede Large Cap 100
Glenmede Fund, Inc.	Glenmede Large Cap Growth
Glenmede Fund, Inc.	Glenmede Large Cap Value Port
Glenmede Fund, Inc.	Glenmede Small Cap Equity Port
Glenmede Fund, Inc.	Glenmede Strategic Equity Port
Glenmede Fund, Inc.	Glenmede Tax Exempt Port
Glenmede Fund, Inc.	Glenmede U.S. Emerging Growth
Glenmede Fund, Inc.	Glenmede Long/Short Fund
Glenmede Fund, Inc.	Glenmede Total Market
Glenmede Portfolios	Glenmede Municiple Inter Port
Glenmede Portfolios	Glenmede NJ Municiple Port
Glenmede Portfolios	Philadelphia International Fund
Greenspring Fund	Greenspring Fund
Guinness Atkinson Funds	GAtkinson Alternative Energy Fund
Guinness Atkinson Funds	GAtkinson Asia Focus
Guinness Atkinson Funds	Gatkinson Asia-Pacific Dividend Fd
Guinness Atkinson Funds	GAtkinson China & Hong Kong
Guinness Atkinson Funds	GAtkinson Global Energy Fund
Guinness Atkinson Funds	GAtkinson Global Innovators Fd
Harding Loevner Funds	Harding Loevner Emerging Mkts Port
Harding Loevner Funds	Harding Loevner Instl Emerging Mkts
Harding Loevner Funds	Harding Loevner Global Portfolio
Harding Loevner Funds	Harding Loevner Intl Small Co Port
Harding Loevner Funds	Harding Loevner Intl Equity Port
Hennessy Funds, Inc	Hennessy Balanced Fund
Hennessy Funds, Inc	Hennessy Total Return Fund
Hennessy Mutual Funds, Inc.	Hennessy Cornerstone Growth Fd
Hennessy Mutual Funds, Inc.	Hennessy Cornerstone Growth II Fd
Hennessy Mutual Funds, Inc.	Hennessy Cornerstone Value Fund
Hennessy Mutual Funds, Inc.	Hennessy Focus 30 Fund
Hodges Fund	Hodges Fund
Hotchkis and Wiley Funds	Hotchkis and Wiley Large Cap Value
Hotchkis and Wiley Funds	Hotchkis and Wiley Mid Cap Value
Hotchkis and Wiley Funds	Hotchkis and Wiley Small Cap Value
Hotchkis and Wiley Funds	Hotchkis and Wiley All Cap Value
Hotchkis and Wiley Funds	Hotchkis and Wiley Core Value
Huber Funds	Huber Capital Equity Income Fd
Huber Funds	Huber Capital Small Cap Value Fd
Intrepid Capital Management	Intrepid Capital Fund
Intrepid Capital Management	Intrepid Small Cap Fund
Intrepid Capital Management	Intrepid Income Fund
Jacob Internet Fund Inc.	Jacob Internet Fund
Jensen Portfolio	Jensen Portfolio
Julius Baer Funds	Julius Baer International Equity Fund
Julius Baer Funds	Julius Baer Int'l Equity II Fund
Julius Baer Funds	Julius Baer Glbl High Income Bond Fd
Julius Baer Funds	Julius Baer Global Equity Fund
Julius Baer Funds	Julius Baer Total Return Fund
Julius Baer Funds	Julius Baer U.S. Micro Cap Fund
Julius Baer Funds	Julius Baer U.S. Small Cap Fund
Julius Baer Funds	Julius Baer U.S. Mid Cap Fund
Julius Baer Funds	Julius Baer U.S. Multi Cap Fund
Kensington Funds	Kensington International REIT Fd
Kensington Funds	Kensington Real Estate Securities Fd
Kensington Funds	Kensington Select Income Fd
Kensington Funds	Kensington Strategic Realty Fd
Kensington Funds	Kensington Global Real Estate Fund

6

Kensington Funds	Kensington Global Infrastructure
Keystone Mutual Funds	Keystone Large Cap Growth Fund
Kiewit Investment Fund L.P.	Kiewit Investment Fund
Kirr Marbach Partners Funds, Inc	Kirr Marbach Partners Value Fd
Leader Short Term Bond Fund	Leader Short Term Bond Fund
LKCM Funds	Aquinas Small Cap Fund
LKCM Funds	Aquinas Value Fund
LKCM Funds	Aquinas Growth Fund
LKCM Funds	Aquinas Fixed Income Fund
LKCM Funds	Balanced Fund
LKCM Funds	Fixed Income Fund
LKCM Funds	International Fund
LKCM Funds	LKCM Equity Fund
LKCM Funds	LKCM Small Cap Fund
Marketfield Fund	Marketfield Fund
Masters' Select Fund Trust	Masters' Select Equity Fund
Masters' Select Fund Trust	Masters' Select Intnl Fund
Masters' Select Fund Trust	Masters' Sel Smaller Comp Fd
Masters' Select Fund Trust	Masters' Select Value Fund
Masters' Select Fund Trust	Focused Opportunities Fund
Matrix Asset Advisors, Inc.	Matrix Advisors Value Fd Inc.
McCarthy Fund	McCarthy Fund
MP63 Fund	MP63 Fund
Muhlenkamp (Wexford Trust)	Muhlenkamp Fund
Nicholas Funds	Nicholas Equity Income Fund
Nicholas Funds	Nicholas Fund
Nicholas Funds	Nicholas High Income Fund
Nicholas Funds	Nicholas II Fund
Nicholas Funds	Nicholas Liberty Fund
Nicholas Funds	Nicholas Limited Edition Fund
Nicholas Funds	Nicholas Money Market Fund
Osterweis Funds	The Osterweis Fund
Osterweis Funds	The Osterweis Strategic Income Fd
Perkins Capital Management	Perkins Discovery Fund
Permanent Portfolio Funds	Permanent Portfolio
Permanent Portfolio Funds	Permanent Portfolio Agg Growth
Permanent Portfolio Funds	Permanent Portfolio Treasury Bill
Permanent Portfolio Funds	Permanent Portfolio Versatile Bond
Perritt Opportunities Funds	Perritt Emerging Opportunities Fund
Perritt Opportunities Funds	Perritt MicroCap Opportunities Fund
Phocas Financial Funds	Phocas Real Estate Fund
Phocas Financial Funds	Phocas Small Cap Value Fund
PIA Funds	PIA BBB Bond Fund
PIA Funds	PIA Short Term Gov't Securities Fund
PIA Funds	PIA Total Return Bond Fund
PIA Funds	PIA MBS Bond Fund
PIC Funds	PIC Flexible Growth Fund
PIC Funds	PIC Small Cap Growth Fund
Portfolio 21	Portfolio 21
Primecap Odyssey Funds	Odyssey Growth Fund
Primecap Odyssey Funds	Odyssey Aggressive Growth Fund
Primecap Odyssey Funds	Odyssey Stock Fund
Prospector Fund	Prospector Capital Appreciation FD
Prospector Fund	Prospector Opportunity Fund
Prudent Bear Funds, Inc.	Prudent Bear Fund
Prudent Bear Funds, Inc.	Prudent Global Income Fund
Purisima Funds	Purisima Total Return Fund
Purisima Funds	Purisima All-Purpose Fund
Quaker Investment Trust	Quaker Strategic Growth Fund
Quaker Investment Trust	Quaker Capital Opportunities Fund
Quaker Investment Trust	Quaker Biotech Pharma-Healthcare
Quaker Investment Trust	Quaker Mid-Cap Value Fund
Quaker Investment Trust	Quaker Small-Cap Value Fund
Quaker Investment Trust	Quaker Small Cap Trend Plus Fund

7

Quaker Investment Trust	Quaker Fixed Income Fund
Quaker Investment Trust	Quaker Global Growth Fund
Rainier Funds	Rainier Balanced Portfolio
Rainier Funds	Rainier Core Equity Portfolio
Rainier Funds	Rainier Lrg Cap Growth Equity Portfolio
Rainier Funds	Rainier Interm Fixed Inc Port
Rainier Funds	Rainier Mid Cap Equity
Rainier Funds	Rainier Small Mid Cap Port
Rigel Capital, LLC	Rigel US Equity Large Cap Gwth Fd
Rigel Capital, LLC	Rigel US Equity Small/Mid Cap Growth
Rockland Funds Trust	Rockland Small Cap Growth Fund
Seascape Funds	Seascape Focus Growth Fund
Smead Fund	Smead Value Fund
Snow Fund	Snow Capital Opportunity Fund
Stephens Management Co.	Stephens Small Cap Growth Fund
Stephens Management Co.	Stephens Mid Cap Growth Fund
Summit Funds	Bond Fund
Summit Funds	Everest Fund
Summit Funds	High Yield Bond Fund
Summit Funds	Money Market Fund
Summit Funds	NASDAQ 100 Index Fund
Summit Funds	Short Term Government Fund
Teberg Fund	The Teberg Fund
Thompson Plumb (TIM)	Thompson Plumb Bond Fund
Thompson Plumb (TIM)	Thompson Plumb Growth Fd
Thompson Plumb (TIM)	Thompson Plumb MidCap Fd
Thunderstorm Mutual Funds	Dorfman Value Fund
TIFF Investment Program, Inc.	TIFF Bond Fund
TIFF Investment Program, Inc.	TIFF Gov Bond Fund
TIFF Investment Program, Inc.	TIFF International Equity Fd
TIFF Investment Program, Inc.	TIFF Multi-Asset Fund
TIFF Investment Program, Inc.	TIFF Short Term Fund
TIFF Investment Program, Inc.	TIFF U.S. Equity Fund
Tygh Capital Management	TCM Small Cap Growth Fund
Tygh Capital Management	TCM Small-Mid Cap
USA Mutuals	Generation Wave Growth
USA Mutuals	Vice Fund
Villere Fund	Villere Balanced Fund
W Y Funds	Core Fund
Wisconsin Capital Funds, Inc.	Plumb Balanced Fund
Wisconsin Capital Funds, Inc.	Plumb Equity Fund

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Quasar Distributors, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.  Quasar Distributors, LLC is a wholly-owned subsidiary of U.S. Bancorp, a publicly traded company on the New York Stock Exchange under the ticker symbol USB.  From February 1, 1997 through April 30, 2002, the distributor was Funds Distributor, Inc.

(b)  The information required by this Item 32(b) with respect to each director, officer, or partner of Quasar Distributors, LLC is incorporated by reference to Schedule A of Form BD filed by Quasar Distributors, LLC with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-52323).

(c)  Not applicable

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

Maria C. DeNicolo

Monetta Financial Services, Inc.

1776-A South Naperville Road, Suite 100

Wheaton, Illinois 60189-5831

ITEM 34.  MANAGEMENT SERVICES

None

ITEM 35.  UNDERTAKINGS

Not applicable

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                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned duly authorized Officer.

          MONETTA TRUST

          By:  /S/ ROBERT S. BACARELLA

              Robert S. Bacarella, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on April 29, 2010.

Name	Title
/s/ ROBERT S. BACARELLA Robert S. Bacarella	Principal Executive Officer, Trustee and President

/s/ LYNN H. WATERLOO Lynn H. Waterloo	Principal Financial Officer and Principal Accounting Officer

/s/ JOHN W. BAKOS* John W. Bakos	Trustee

/s/ JOHN L. GUY, JR.* John L. Guy, Jr.	Trustee

/s/ MARK F. OGAN* Mark F. Ogan	Trustee

/s/ MARLENE ZIELONKA HODGES* Marlene Zielonka Hodges	Trustee

* Maria DeNicolo signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibit (q) to this registration statement.

                             /S/ MARIA C. DENICOLO

                              Maria C. DeNicolo

                              Attorney-in-Fact

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